UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Global Credit Bond Fund Investor Shares - VGCIX

Vanguard Global Credit Bond Fund Admiral™ Shares - VGCAX

Vanguard Global Credit Bond Fund
Investor Shares (VGCIX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	1,660
Portfolio Turnover Rate	103%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.5%
Asia	3.1%
Europe	36.0%
North America	53.6%
Oceania	5.6%
South America	1.7%
Other Assets and Liabilities—Net	(0.5%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2025

Vanguard Global Credit Bond Fund
Admiral™ Shares (VGCAX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.25%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	1,660
Portfolio Turnover Rate	103%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.5%
Asia	3.1%
Europe	36.0%
North America	53.6%
Oceania	5.6%
South America	1.7%
Other Assets and Liabilities—Net	(0.5%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR525

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Global Credit Bond Fund

Contents
Financial Statements	1

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (13.9%)
[1]	United States Treasury Note/Bond	0.625%	7/31/26	5,200	5,000
[1]	United States Treasury Note/Bond	1.250%	9/30/28–5/15/50	6,303	5,169
	United States Treasury Note/Bond	1.375%	8/15/50	1,500	748
	United States Treasury Note/Bond	1.625%	5/15/31–11/15/50	2,898	2,030
[1]	United States Treasury Note/Bond	1.875%	2/28/29–2/15/32	6,489	5,814
[1]	United States Treasury Note/Bond	2.000%	2/15/50	3,000	1,781
[1]	United States Treasury Note/Bond	2.250%	5/15/41–2/15/52	4,000	2,699
	United States Treasury Note/Bond	2.375%	3/31/29–5/15/51	4,106	3,247
	United States Treasury Note/Bond	2.750%	4/30/27–11/15/47	7,600	6,291
[1]	United States Treasury Note/Bond	2.875%	5/15/32–5/15/52	5,495	4,503
[1]	United States Treasury Note/Bond	3.000%	2/15/48–2/15/49	5,845	4,366
	United States Treasury Note/Bond	3.125%	5/15/48	950	729
[1]	United States Treasury Note/Bond	3.250%	5/15/42	2,000	1,669
	United States Treasury Note/Bond	3.375%	5/15/44	674	560
[1]	United States Treasury Note/Bond	3.750%	4/15/28	2,588	2,600
	United States Treasury Note/Bond	3.875%	12/31/29	3,445	3,470
	United States Treasury Note/Bond	4.000%	2/28/30	1,200	1,216
[1,2]	United States Treasury Note/Bond	4.125%	1/31/27–8/15/44	7,541	7,529
[1]	United States Treasury Note/Bond	4.250%	12/31/26–1/31/30	15,358	15,612
[1]	United States Treasury Note/Bond	4.375%	8/15/26–8/15/43	10,691	10,773
[1]	United States Treasury Note/Bond	4.500%	7/15/26–5/15/27	8,959	9,061
	United States Treasury Note/Bond	4.625%	4/30/29–11/15/44	3,827	3,873
	United States Treasury Note/Bond	4.750%	2/15/41–2/15/45	4,291	4,332
Total U.S. Government and Agency Obligations (Cost $102,280)					103,072
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[3]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/51	50	46
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					145
Corporate Bonds (68.7%)
Australia (5.6%)
[3,5]	AGI Finance Pty Ltd.	6.109%	6/28/30	2,560	1,727
[4]	Alumina Pty Ltd.	6.125%	3/15/30	5	5
[4]	Alumina Pty Ltd.	6.375%	9/15/32	23	22
[3,5]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	6,000	3,666
[3,5]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,133
[3,5]	Aurizon Network Pty Ltd.	6.100%	9/12/31	890	588
[3,5]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	2,150	1,321
[3,5]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	5,000	3,252
[3,5]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	2,370	1,391
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	548
[4]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	344
[3,5,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.524%	5/16/33	5,000	3,271
[3,5,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.953%	1/16/34	1,625	1,050
[3,5]	Australian Gas Networks Ltd.	2.149%	4/28/28	400	240
[3,5]	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	470	260
[3,5,6]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.903%	11/9/32	5,000	3,293
[4]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	32
[4]	Glencore Funding LLC	6.125%	10/6/28	120	125
[4]	Glencore Funding LLC	5.700%	5/8/33	58	59
[3,5]	Lonsdale Finance Pty Ltd.	5.500%	11/19/31	2,500	1,630
[4]	Macquarie Bank Ltd.	3.624%	6/3/30	80	74
[5]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	1,965
[5,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.065%	3/1/34	2,870	1,845
[4]	Macquarie Group Ltd.	4.098%	6/21/28	330	326
[4]	National Australia Bank Ltd.	2.990%	5/21/31	250	221
[3,5]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	760	456
[3,5]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	760

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	1,500	879
[3,5]	Perth Airport Pty Ltd.	5.600%	3/5/31	2,810	1,835
[3,5]	Qantas Airways Ltd.	2.950%	11/27/29	1,130	660
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	243
[3,5]	Stockland Trust	2.300%	3/24/28	800	481
[3,5]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	1,500	982
[3,5]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/29	1,500	978
[3,5]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	3,380	2,270
	Westpac Banking Corp.	2.963%	11/16/40	75	54
[3,5]	Woolworths Group Ltd.	1.850%	11/15/27	2,070	1,252
[3,5]	Woolworths Group Ltd.	5.910%	11/29/34	3,000	1,961
					41,199
Austria (1.0%)
[3,7]	Raiffeisen Bank International AG	4.625%	8/21/29	300	350
[7]	Raiffeisen Bank International AG	2.875%	6/18/32	1,200	1,325
[7]	Raiffeisen Bank International AG	1.375%	6/17/33	5,400	5,661
					7,336
Belgium (0.9%)
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	222
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	24	22
[3,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,700	1,808
[3,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	1,200	1,325
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,000	2,018
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	257
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	247
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	150	126
[7]	Cofinimmo SA	0.875%	12/2/30	500	482
					6,507
Bermuda (0.4%)
[7]	Athora Holding Ltd.	6.625%	6/16/28	1,600	1,951
[7]	Athora Holding Ltd.	5.875%	9/10/34	700	823
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	130	134
					2,908
Brazil (0.4%)
[3]	Braskem Netherlands Finance BV	4.500%	1/31/30	400	332
[3]	Braskem Netherlands Finance BV	5.875%	1/31/50	276	186
[4]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	213
[4]	Raizen Fuels Finance SA	6.950%	3/5/54	2,060	1,945
[4]	Usiminas International Sarl	7.500%	1/27/32	400	398
					3,074
Canada (0.9%)
[4]	1011778 BC ULC	3.875%	1/15/28	38	37
[4]	1011778 BC ULC	6.125%	6/15/29	5	5
[4]	1011778 BC ULC	5.625%	9/15/29	3	3
[4]	Air Canada	3.875%	8/15/26	30	29
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
[4]	Bombardier Inc.	7.250%	7/1/31	5	5
[4]	Bombardier Inc.	7.000%	6/1/32	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	192
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	113
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	141
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	53
	Canadian Pacific Railway Co.	3.500%	5/1/50	146	102
	Cenovus Energy Inc.	6.750%	11/15/39	15	16
	Cenovus Energy Inc.	5.400%	6/15/47	30	26
	Enbridge Inc.	5.300%	4/5/29	115	118
	Enbridge Inc.	3.125%	11/15/29	42	39
	Enbridge Inc.	6.200%	11/15/30	229	243
	Enbridge Inc.	6.700%	11/15/53	140	148
	Enbridge Inc.	5.950%	4/5/54	835	807
[4]	Garda World Security Corp.	8.250%	8/1/32	14	14
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	35	34
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	41	44
	Nutrien Ltd.	4.200%	4/1/29	125	123
	Nutrien Ltd.	5.800%	3/27/53	90	87
[4]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	7.000%	4/15/55	5	5
	Rogers Communications Inc.	7.125%	4/15/55	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	4.969%	8/2/30	513	520
[3]	Royal Bank of Canada	4.650%	10/18/30	600	599
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	10	10
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	40	27
	TELUS Corp.	3.700%	9/15/27	360	355
	TELUS Corp.	4.300%	6/15/49	89	68
	Toronto-Dominion Bank	4.783%	12/17/29	760	767
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,405	1,394
	TransCanada PipeLines Ltd.	4.100%	4/15/30	520	502
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	82
					6,737
Cyprus (0.6%)
[3,7]	Bank of Cyprus PCL	2.500%	6/24/27	1,559	1,742
[3,7]	Bank of Cyprus PCL	5.000%	5/2/29	2,332	2,747
					4,489
Denmark (0.5%)
[4]	Danske Bank A/S	5.427%	3/1/28	200	204
[3,7]	Nykredit Realkredit A/S	3.500%	7/10/31	3,100	3,504
					3,708
Finland (0.0%)
[4]	Amer Sports Co.	6.750%	2/16/31	5	5
France (4.3%)
[3,7]	AXA SA	3.250%	5/28/49	4,100	4,605
[3,7]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	1,200	1,327
[4,8]	BNP Paribas SA	4.792%	5/9/29	1,460	1,459
[4]	BNP Paribas SA	5.497%	5/20/30	300	306
[4]	BNP Paribas SA	5.283%	11/19/30	370	374
[4,8]	BNP Paribas SA	5.085%	5/9/31	1,685	1,682
[3,7]	BNP Paribas SA	2.500%	3/31/32	4,000	4,468
[4]	BNP Paribas SA	5.738%	2/20/35	150	154
[9]	BPCE SA	2.500%	11/30/32	4,400	5,437
[3,7]	BPCE SA	4.125%	3/8/33	2,200	2,550
[4]	BPCE SA	5.936%	5/30/35	50	51
[7]	Credit Agricole Assurances SA	2.625%	1/29/48	800	880
[4]	Credit Agricole SA	4.631%	9/11/28	250	250
[3,7]	Engie SA	4.250%	1/11/43	300	338
[7]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	585
[4]	Opal Bidco SAS	6.500%	3/31/32	20	20
[4]	SNF Group SACA	3.125%	3/15/27	10	9
[4]	SNF Group SACA	3.375%	3/15/30	97	88
[4]	Societe Generale SA	2.797%	1/19/28	540	521
[4]	Societe Generale SA	3.000%	1/22/30	155	142
[4]	Societe Generale SA	4.027%	1/21/43	80	58
[7]	Sogecap SA	6.500%	5/16/44	1,300	1,644
	TotalEnergies Capital SA	5.275%	9/10/54	225	206
[3,7]	TotalEnergies SE	1.625%	Perpetual	2,000	2,146
[3,7]	TotalEnergies SE	2.000%	Perpetual	1,960	2,162
[3,7]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	600	394
					31,856
Germany (3.0%)
[3,7]	Aroundtown SA	0.000%	7/16/26	400	434
[3,7]	Aroundtown SA	0.375%	4/15/27	1,300	1,389
[3,7]	Aroundtown SA	1.625%	1/31/28	500	541
[3,7]	Aroundtown SA	1.450%	7/9/28	3,400	3,624
[3,9]	Aroundtown SA	3.625%	4/10/31	100	115
[3,7]	Bayer AG	4.625%	5/26/33	1,900	2,255
[7]	Bayer AG	1.000%	1/12/36	500	417
	Deutsche Bank AG	7.146%	7/13/27	100	103
[3,7]	Deutsche Bank AG	5.625%	5/19/31	3,800	4,372
[3,7]	Deutsche Bank AG	4.000%	6/24/32	2,100	2,392
	Deutsche Bank AG	7.079%	2/10/34	200	209
[4]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	68
[7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	4,400	4,810
[3,7]	Oldenburgische Landesbank AG	8.500%	4/24/34	900	1,154
[4]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	269

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	138
					22,290
Greece (0.1%)
[3,7]	Eurobank SA	4.000%	2/7/36	700	777
Indonesia (0.1%)
[3]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	415	436
Ireland (0.7%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	898
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	150
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	359
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	86
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	116
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	110	108
[3,7]	Flutter Treasury DAC	5.000%	4/29/29	2,100	2,460
[4]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[4]	GGAM Finance Ltd.	8.000%	6/15/28	47	49
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	223
[4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	400	400
[4]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	322
[4]	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	262
					5,440
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	20	19
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	70	69
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	9	6
					94
Italy (0.0%)
[4]	Enel Finance International NV	4.750%	5/25/47	200	165
Japan (0.6%)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	674
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	600	525
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	258
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	15	14
	Nomura Holdings Inc.	5.594%	7/2/27	466	475
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,051	1,079
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	600	614
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	364
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	73
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	64
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	125
					4,265
Luxembourg (1.7%)
[3,7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	3,935	4,348
[3,7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	673	735
[3,7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,979	2,110
[3,9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	900	1,103
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	1,200	1,360
[3,7]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	1,800	1,846
[4]	Intelsat Jackson Holdings SA	6.500%	3/15/30	7	7
[7]	JAB Holdings BV	4.375%	4/25/34	900	1,039
					12,548
Macao (0.0%)
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	13	13
[4]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
[4]	Studio City Finance Ltd.	5.000%	1/15/29	5	5
[4]	Wynn Macau Ltd.	5.625%	8/26/28	37	35
[4]	Wynn Macau Ltd.	5.125%	12/15/29	4	4
					67
Malaysia (0.3%)
[3]	Petronas Capital Ltd.	3.500%	4/21/30	215	204
[4]	Petronas Capital Ltd.	5.340%	4/3/35	1,097	1,118
[4]	Petronas Capital Ltd.	5.848%	4/3/55	580	581
					1,903

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mexico (0.2%)
[4]	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625%	2/11/35	447	450
[4]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	250	248
[4]	Saavi Energia Sarl	8.875%	2/10/35	990	994
					1,692
Netherlands (0.9%)
[3,7]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,297
[3,7]	ABN AMRO Bank NV	5.500%	9/21/33	1,400	1,680
[7]	ASR Nederland NV	7.000%	12/7/43	700	920
[3,7]	NIBC Bank NV	4.500%	6/12/35	2,100	2,399
	NXP BV	5.000%	1/15/33	310	300
[4]	Sunrise FinCo I BV	4.875%	7/15/31	15	14
[4]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					6,623
Peru (0.1%)
[4]	Banco de Credito del Peru SA	6.450%	7/30/35	380	379
Poland (0.1%)
[4]	Canpack SA	3.875%	11/15/29	37	34
[4]	ORLEN SA	6.000%	1/30/35	846	857
					891
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/27	865	858
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	340	363
	Banco Santander SA	6.921%	8/8/33	75	80
	Banco Santander SA	6.938%	11/7/33	75	84
					527
Sweden (0.5%)
[7]	Balder Finland OYJ	2.000%	1/18/31	200	205
[3,7]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	300	288
[4]	Swedbank AB	4.998%	11/20/29	290	296
[3,7]	Swedbank AB	3.625%	8/23/32	2,850	3,267
					4,056
Switzerland (0.8%)
	Credit Suisse USA LLC	7.125%	7/15/32	350	395
[7]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	2,400	2,699
	UBS AG	7.500%	2/15/28	400	433
[4]	UBS Group AG	6.327%	12/22/27	560	575
[4]	UBS Group AG	4.282%	1/9/28	1,120	1,110
[4]	UBS Group AG	4.253%	3/23/28	200	198
[4]	UBS Group AG	5.617%	9/13/30	163	168
[4]	UBS Group AG	3.091%	5/14/32	290	259
					5,837
United Kingdom (9.2%)
	AstraZeneca plc	4.000%	9/18/42	160	134
[3,9]	Aviva plc	6.875%	5/20/58	501	668
[4]	BAE Systems plc	5.125%	3/26/29	2,090	2,134
	Barclays plc	5.829%	5/9/27	1,000	1,010
	Barclays plc	5.674%	3/12/28	560	571
	Barclays plc	4.836%	5/9/28	300	299
	Barclays plc	4.837%	9/10/28	177	177
	Barclays plc	7.385%	11/2/28	600	637
[9]	Barclays plc	3.750%	11/22/30	1,900	2,499
[7]	Barclays plc	4.347%	5/8/35	2,000	2,318
	Barclays plc	3.330%	11/24/42	200	143
	BAT Capital Corp.	3.215%	9/6/26	900	885
	BAT Capital Corp.	3.557%	8/15/27	235	231
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,815
	BAT Capital Corp.	2.726%	3/25/31	75	67
	BAT Capital Corp.	4.742%	3/16/32	585	571
	BAT Capital Corp.	4.390%	8/15/37	560	492
	BAT Capital Corp.	7.079%	8/2/43	165	177
	BAT Capital Corp.	4.540%	8/15/47	124	97
	BAT Capital Corp.	5.650%	3/16/52	110	99
	BAT Capital Corp.	7.081%	8/2/53	540	583

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	BAT International Finance plc	4.125%	4/12/32	2,300	2,659
[3,7]	BAT Netherlands Finance BV	5.375%	2/16/31	300	372
[4]	Belron UK Finance plc	5.750%	10/15/29	75	75
[3,7]	British American Tobacco plc	3.000%	Perpetual	6,400	7,131
[9]	BUPA Finance plc	5.000%	12/8/26	100	133
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	3,969	3,839
[3,9]	Close Brothers Finance plc	2.750%	10/19/26	400	510
[3,9]	Close Brothers Finance plc	1.625%	12/3/30	3,300	3,487
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,150	972
[4]	Howden UK Refinance plc	7.250%	2/15/31	5	5
[4]	Howden UK Refinance plc	8.125%	2/15/32	40	41
	HSBC Holdings plc	5.887%	8/14/27	1,477	1,500
	HSBC Holdings plc	5.130%	11/19/28	444	448
[3]	HSBC Holdings plc	3.973%	5/22/30	460	444
	HSBC Holdings plc	2.804%	5/24/32	500	440
	HSBC Holdings plc	5.874%	11/18/35	970	957
[3]	HSBC Holdings plc	6.500%	9/15/37	125	129
	HSBC Holdings plc	6.332%	3/9/44	300	316
	HSBC Holdings plc	5.250%	3/14/44	200	186
[4]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
[3,7]	Imperial Brands Finance plc	3.875%	2/12/34	1,125	1,245
	Lloyds Banking Group plc	4.582%	12/10/25	520	518
	Lloyds Banking Group plc	7.953%	11/15/33	140	159
	Lloyds Banking Group plc	4.344%	1/9/48	40	31
[3,7]	Motability Operations Group plc	3.875%	1/24/34	1,700	1,944
[3,9]	Motability Operations Group plc	2.125%	1/18/42	800	625
[3,9]	Motability Operations Group plc	4.875%	1/17/43	1,100	1,254
	NatWest Group plc	4.964%	8/15/30	600	603
[3,9]	NatWest Group plc	2.105%	11/28/31	1,000	1,272
[4]	NatWest Markets plc	5.416%	5/17/27	1,700	1,732
	RELX Capital Inc.	3.000%	5/22/30	100	93
[9]	Rothesay Life plc	8.000%	10/30/25	600	808
[9]	Rothesay Life plc	3.375%	7/12/26	5,158	6,744
[3,9]	Rothesay Life plc	7.734%	5/16/33	100	141
	Santander UK Group Holdings plc	6.833%	11/21/26	100	101
[3,7]	United Utilities Water Finance plc	3.750%	5/23/34	2,161	2,447
[3,9]	United Utilities Water Finance plc	5.250%	1/22/46	1,000	1,158
[3,9]	United Utilities Water Finance plc	5.750%	5/28/51	500	607
	Vodafone Group plc	6.150%	2/27/37	121	128
	Vodafone Group plc	5.625%	2/10/53	260	240
	Vodafone Group plc	5.750%	6/28/54	320	302
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	4,068	5,135
[3,9]	Yorkshire Water Finance plc	2.750%	4/18/41	1,700	1,432
					68,176
United States (35.6%)
[4]	1261229 BC Ltd.	10.000%	4/15/32	19	19
[4]	200 Park Funding Trust	5.740%	2/15/55	470	458
	AbbVie Inc.	4.050%	11/21/39	418	362
	AbbVie Inc.	4.250%	11/21/49	240	195
	AbbVie Inc.	5.400%	3/15/54	955	915
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	132
[3]	AdventHealth Obligated Group	2.795%	11/15/51	300	183
	AEP Texas Inc.	5.450%	5/15/29	265	272
	AEP Texas Inc.	5.400%	6/1/33	140	139
	AEP Transmission Co. LLC	4.250%	9/15/48	100	80
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	70	51
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	100	59
	AEP Transmission Co. LLC	5.400%	3/15/53	90	85
	AES Corp.	5.450%	6/1/28	150	152
	Aflac Inc.	4.750%	1/15/49	50	42
	Agilent Technologies Inc.	4.750%	9/9/34	155	149
	Agree LP	2.000%	6/15/28	50	46
[3]	Air Lease Corp.	2.875%	1/15/26	105	103
[3]	Air Lease Corp.	3.750%	6/1/26	100	99
	Air Lease Corp.	4.625%	10/1/28	20	20
[7]	Air Products and Chemicals Inc.	3.450%	2/14/37	688	748
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	90
	Alabama Power Co.	4.150%	8/15/44	50	41

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Albertsons Cos. Inc.	6.250%	3/15/33	25	25
[4]	Alcon Finance Corp.	3.800%	9/23/49	200	144
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	94
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	77
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	86
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	211
	Alleghany Corp.	3.625%	5/15/30	250	242
[4]	Alliant Holdings Intermediate LLC	6.750%	4/15/28	70	70
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	10	10
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	10	10
[3]	Allina Health System	3.887%	4/15/49	130	99
[4]	Allison Transmission Inc.	4.750%	10/1/27	24	24
[8]	Alphabet Inc.	4.500%	5/15/35	140	138
[8]	Alphabet Inc.	5.250%	5/15/55	280	276
[8]	Alphabet Inc.	5.300%	5/15/65	260	256
	Altria Group Inc.	4.875%	2/4/28	630	637
	Altria Group Inc.	2.450%	2/4/32	165	140
	Altria Group Inc.	5.625%	2/6/35	730	737
	Altria Group Inc.	3.400%	2/4/41	70	50
	Altria Group Inc.	5.375%	1/31/44	100	93
	Altria Group Inc.	5.950%	2/14/49	100	97
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	2.500%	6/3/50	115	68
	Amazon.com Inc.	3.950%	4/13/52	85	67
[4]	AMC Networks Inc.	10.250%	1/15/29	2	2
	AMC Networks Inc.	4.250%	2/15/29	95	70
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	660	665
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	490	495
	Ameren Illinois Co.	4.150%	3/15/46	75	61
	Ameren Illinois Co.	5.900%	12/1/52	130	133
[4]	American Airlines Inc.	5.500%	4/20/26	7	7
[4]	American Airlines Inc.	7.250%	2/15/28	6	6
[4]	American Airlines Inc.	5.750%	4/20/29	36	35
[4]	American Airlines Inc.	8.500%	5/15/29	15	15
	American Axle & Manufacturing Inc.	5.000%	10/1/29	17	15
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3	3
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	3	3
	American Express Co.	5.085%	1/30/31	780	794
	American Tower Corp.	3.600%	1/15/28	100	98
	Amgen Inc.	6.375%	6/1/37	460	500
	Amgen Inc.	5.150%	11/15/41	61	56
	Amgen Inc.	5.600%	3/2/43	250	243
	Amgen Inc.	3.375%	2/21/50	340	232
	Amgen Inc.	5.650%	3/2/53	385	369
	Amgen Inc.	2.770%	9/1/53	147	85
	Amgen Inc.	5.750%	3/2/63	76	72
[4]	AmWINS Group Inc.	6.375%	2/15/29	7	7
[4]	AmWINS Group Inc.	4.875%	6/30/29	2	2
[4]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
	Aon Global Ltd.	4.600%	6/14/44	35	30
	Aon Global Ltd.	4.750%	5/15/45	70	60
	Aon North America Inc.	5.150%	3/1/29	510	521
	Aon North America Inc.	5.750%	3/1/54	420	406
	Apollo Global Management Inc.	5.800%	5/21/54	489	467
	Apollo Global Management Inc.	6.000%	12/15/54	330	310
	Appalachian Power Co.	4.450%	6/1/45	360	288
[3]	Appalachian Power Co.	4.500%	3/1/49	30	24
[4]	Arcosa Inc.	6.875%	8/15/32	3	3
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	23	20
	Ares Capital Corp.	5.875%	3/1/29	150	151
	Ares Capital Corp.	5.950%	7/15/29	600	608
[4]	Ares Strategic Income Fund	5.700%	3/15/28	286	286
[4]	Ares Strategic Income Fund	6.350%	8/15/29	41	42
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	45
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	90	89
[3,9]	AT&T Inc.	2.900%	12/4/26	256	332
[3]	AT&T Inc.	4.300%	2/15/30	56	56
[7]	AT&T Inc.	3.600%	6/1/33	600	681
	AT&T Inc.	5.400%	2/15/34	276	282
	AT&T Inc.	4.500%	5/15/35	130	123

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	AT&T Inc.	4.050%	6/1/37	400	455
	AT&T Inc.	4.900%	8/15/37	245	231
	AT&T Inc.	3.500%	6/1/41	95	73
	AT&T Inc.	4.750%	5/15/46	70	60
	AT&T Inc.	3.500%	9/15/53	455	305
	AT&T Inc.	3.550%	9/15/55	213	142
	AT&T Inc.	3.800%	12/1/57	451	311
	AT&T Inc.	3.650%	9/15/59	980	649
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	70	67
	Athene Holding Ltd.	6.250%	4/1/54	709	687
	Athene Holding Ltd.	6.625%	10/15/54	801	772
[4]	Atkore Inc.	4.250%	6/1/31	82	73
	Atmos Energy Corp.	6.200%	11/15/53	110	117
	Atmos Energy Corp.	5.000%	12/15/54	580	518
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[4]	Axon Enterprise Inc.	6.125%	3/15/30	5	5
[4]	Axon Enterprise Inc.	6.250%	3/15/33	5	5
	Ball Corp.	2.875%	8/15/30	12	11
	Ball Corp.	3.125%	9/15/31	15	13
	Bank of America Corp.	5.933%	9/15/27	1,400	1,427
	Bank of America Corp.	6.204%	11/10/28	440	458
[3]	Bank of America Corp.	3.970%	3/5/29	200	197
[3]	Bank of America Corp.	2.087%	6/14/29	100	93
[3]	Bank of America Corp.	3.974%	2/7/30	300	294
[3]	Bank of America Corp.	3.194%	7/23/30	165	156
[3]	Bank of America Corp.	2.592%	4/29/31	140	126
	Bank of America Corp.	2.687%	4/22/32	675	597
	Bank of America Corp.	4.571%	4/27/33	200	194
	Bank of America Corp.	5.744%	2/12/36	1,090	1,082
[3]	Bank of America Corp.	4.078%	4/23/40	200	171
[3]	Bank of America Corp.	2.676%	6/19/41	560	397
	Bank of America Corp.	3.311%	4/22/42	60	45
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	201
	Bank of New York Mellon Corp.	5.060%	7/22/32	299	303
	Bank of New York Mellon Corp.	4.706%	2/1/34	75	73
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	300	328
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	485	490
[4]	Bausch + Lomb Corp.	8.375%	10/1/28	41	43
	Becton Dickinson & Co.	4.874%	2/8/29	275	278
	Becton Dickinson & Co.	4.685%	12/15/44	36	31
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	59
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	190
	Berry Global Inc.	5.650%	1/15/34	48	48
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	112
[4]	Big River Steel LLC	6.625%	1/31/29	42	42
	Black Hills Corp.	6.000%	1/15/35	120	124
	BlackRock Funding Inc.	5.350%	1/8/55	440	423
	Blackrock Inc.	4.750%	5/25/33	300	300
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	123
[4]	Block Inc.	6.500%	5/15/32	18	18
[4]	Blue Racer Midstream LLC	6.625%	7/15/26	45	45
[4]	Blue Racer Midstream LLC	7.000%	7/15/29	77	78
[4]	Blue Racer Midstream LLC	7.250%	7/15/32	2	2
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	277	280
	Boeing Co.	3.625%	2/1/31	2,001	1,870
	Boeing Co.	6.388%	5/1/31	702	749
	Boeing Co.	6.528%	5/1/34	810	872
	Boeing Co.	5.805%	5/1/50	445	417
	Boeing Co.	6.858%	5/1/54	800	854
	Boeing Co.	7.008%	5/1/64	120	128
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
	BorgWarner Inc.	4.950%	8/15/29	120	120
	BorgWarner Inc.	5.400%	8/15/34	235	232
	BP Capital Markets America Inc.	3.060%	6/17/41	169	122
	BP Capital Markets America Inc.	2.939%	6/4/51	548	337
[3,7]	BP Capital Markets BV	0.933%	12/4/40	2,800	1,994
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	447
[4]	Broadcom Inc.	1.950%	2/15/28	1,160	1,087
	Broadcom Inc.	5.000%	4/15/30	120	122

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.150%	11/15/30	530	517
[4]	Broadcom Inc.	4.150%	4/15/32	185	176
[4]	Broadcom Inc.	3.187%	11/15/36	145	118
[4]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	336
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	132
[4]	Cable One Inc.	4.000%	11/15/30	2	2
	Cadence Design Systems Inc.	4.700%	9/10/34	235	230
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[4]	Calpine Corp.	4.500%	2/15/28	21	21
[4]	Calpine Corp.	4.625%	2/1/29	8	8
	Camden Property Trust	3.350%	11/1/49	110	77
	Capital One Financial Corp.	5.468%	2/1/29	90	92
	Capital One Financial Corp.	6.312%	6/8/29	226	236
	Capital One Financial Corp.	5.700%	2/1/30	438	449
	Capital One Financial Corp.	3.273%	3/1/30	400	377
[3]	Capital One Financial Corp.	7.624%	10/30/31	370	412
	Capital One Financial Corp.	2.618%	11/2/32	175	149
	Capital One Financial Corp.	5.817%	2/1/34	500	504
	Capital One Financial Corp.	6.183%	1/30/36	2,335	2,301
	Cardinal Health Inc.	5.750%	11/15/54	785	753
[4]	Cargill Inc.	4.750%	4/24/33	130	129
[4]	Carnival Corp.	5.750%	3/1/27	24	24
[4]	Carnival Corp.	4.000%	8/1/28	25	24
[4]	Carnival Corp.	6.000%	5/1/29	1	1
[4]	Carnival Corp.	5.750%	3/15/30	20	20
[3,7]	Carrier Global Corp.	3.625%	1/15/37	1,100	1,192
	Cboe Global Markets Inc.	1.625%	12/15/30	61	52
	Cboe Global Markets Inc.	3.000%	3/16/32	33	30
[4]	CCO Holdings LLC	4.750%	3/1/30	62	59
[4]	CCO Holdings LLC	4.500%	8/15/30	75	70
	CCO Holdings LLC	4.500%	5/1/32	40	36
	CDW LLC	5.100%	3/1/30	470	470
	Celanese US Holdings LLC	6.750%	4/15/33	5	5
	Cencora Inc.	2.700%	3/15/31	230	206
	Cencora Inc.	4.300%	12/15/47	80	64
	Centene Corp.	2.450%	7/15/28	145	133
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	51
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	50
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	37
	CenterPoint Energy Inc.	5.400%	6/1/29	1,910	1,966
	CenterPoint Energy Inc.	2.650%	6/1/31	190	168
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	173
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	48
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	40
[4]	Central Parent Inc.	7.250%	6/15/29	74	64
[4]	Central Parent LLC	8.000%	6/15/29	2	2
[4]	Champ Acquisition Corp.	8.375%	12/1/31	67	71
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	75	69
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	212
	Charles Schwab Corp.	6.136%	8/24/34	784	833
[4]	Chart Industries Inc.	7.500%	1/1/30	5	5
[4]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	3.750%	2/15/28	100	97
	Charter Communications Operating LLC	4.200%	3/15/28	40	39
	Charter Communications Operating LLC	2.250%	1/15/29	40	36
	Charter Communications Operating LLC	5.050%	3/30/29	480	479
	Charter Communications Operating LLC	6.100%	6/1/29	1,190	1,230
	Charter Communications Operating LLC	2.300%	2/1/32	270	219
	Charter Communications Operating LLC	6.650%	2/1/34	382	396
	Charter Communications Operating LLC	3.500%	3/1/42	200	135
	Charter Communications Operating LLC	6.484%	10/23/45	85	79
	Charter Communications Operating LLC	5.375%	5/1/47	395	320
[4]	Chemours Co.	4.625%	11/15/29	32	27
[4]	Chemours Co.	8.000%	1/15/33	75	68
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	67
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Energy Partners LP	3.250%	1/31/32	770	675
	Cheniere Energy Partners LP	5.950%	6/30/33	35	36
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	91
[4]	Chord Energy Corp.	6.750%	3/15/33	10	10
[4]	Churchill Downs Inc.	5.500%	4/1/27	33	33
[4]	Churchill Downs Inc.	4.750%	1/15/28	31	30
[4]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	2.375%	3/15/31	75	66
	Cigna Group	4.800%	8/15/38	155	144
	Cigna Group	3.400%	3/15/50	150	100
[3]	Citibank NA	5.570%	4/30/34	1,250	1,289
	Citigroup Inc.	4.542%	9/19/30	1,340	1,327
[3]	Citigroup Inc.	2.976%	11/5/30	140	130
[3]	Citigroup Inc.	2.572%	6/3/31	500	448
	Citigroup Inc.	2.520%	11/3/32	250	215
	Citigroup Inc.	6.174%	5/25/34	180	184
	Citigroup Inc.	5.827%	2/13/35	290	288
	Citigroup Inc.	6.020%	1/24/36	350	351
	Citigroup Inc.	4.650%	7/30/45	90	77
	Citigroup Inc.	4.650%	7/23/48	55	46
	Citizens Financial Group Inc.	5.253%	3/5/31	248	248
[3]	City of Hope	4.378%	8/15/48	80	64
[4]	Civitas Resources Inc.	8.375%	7/1/28	2	2
[4]	Civitas Resources Inc.	8.625%	11/1/30	35	34
[4]	Civitas Resources Inc.	8.750%	7/1/31	6	6
[4]	Clarios Global LP	8.500%	5/15/27	12	12
[4]	Clarios Global LP	6.750%	2/15/30	75	76
[4]	Clean Harbors Inc.	4.875%	7/15/27	70	69
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	25	24
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/31	20	19
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/33	90	85
[4]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
[4]	Cloud Software Group Inc.	8.250%	6/30/32	86	90
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	10	10
	CMS Energy Corp.	4.875%	3/1/44	135	119
[4]	CNX Resources Corp.	7.375%	1/15/31	5	5
[4]	CNX Resources Corp.	7.250%	3/1/32	10	10
	Coca-Cola Co.	5.200%	1/14/55	390	371
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	193
	Comcast Corp.	4.400%	8/15/35	90	85
	Comcast Corp.	6.550%	7/1/39	80	88
	Comcast Corp.	3.250%	11/1/39	145	112
	Comcast Corp.	4.500%	1/15/43	140	117
	Comcast Corp.	4.000%	8/15/47	150	114
	Comcast Corp.	4.950%	10/15/58	65	55
	Comcast Corp.	2.650%	8/15/62	263	137
	Comcast Corp.	2.987%	11/1/63	413	232
[3]	CommonSpirit Health	4.350%	11/1/42	220	181
	Commonwealth Edison Co.	3.800%	10/1/42	115	91
[3]	Commonwealth Edison Co.	3.125%	3/15/51	50	32
	Commonwealth Edison Co.	5.300%	2/1/53	260	241
[4]	Community Health Systems Inc.	5.625%	3/15/27	35	34
[4]	Community Health Systems Inc.	10.875%	1/15/32	14	14
	Conagra Brands Inc.	5.300%	10/1/26	175	177
	ConocoPhillips Co.	4.300%	11/15/44	65	53
	ConocoPhillips Co.	3.800%	3/15/52	40	29
	ConocoPhillips Co.	5.300%	5/15/53	75	68
	ConocoPhillips Co.	5.700%	9/15/63	40	37
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	65
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	162
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	403
[8]	Consumers Energy Co.	5.050%	5/15/35	620	622
[4]	Continental Resources Inc.	2.268%	11/15/26	100	96
[4]	Continental Resources Inc.	2.875%	4/1/32	40	32
	COPT Defense Properties LP	2.250%	3/15/26	175	171
	COPT Defense Properties LP	2.750%	4/15/31	105	91
	Corebridge Financial Inc.	3.650%	4/5/27	90	89
	Corebridge Financial Inc.	3.850%	4/5/29	170	165

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	3.900%	4/5/32	194	178
	Corebridge Financial Inc.	4.350%	4/5/42	100	82
	Corebridge Financial Inc.	4.400%	4/5/52	150	117
	Coterra Energy Inc.	4.375%	3/15/29	130	128
	Coterra Energy Inc.	5.400%	2/15/35	610	589
	Cotiviti Corp.	7.625%	5/1/31	5	5
[3,7]	Coty Inc.	4.500%	5/15/27	900	1,029
[4]	Cox Communications Inc.	4.800%	2/1/35	100	94
[4]	Credit Acceptance Corp.	6.625%	3/15/30	20	20
	Crown Castle Inc.	4.750%	5/15/47	125	105
[4]	CSC Holdings LLC	11.750%	1/31/29	78	74
[4]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	167
	CubeSmart LP	2.250%	12/15/28	225	207
	CVS Health Corp.	1.300%	8/21/27	900	837
	CVS Health Corp.	5.400%	6/1/29	600	615
	CVS Health Corp.	5.125%	2/21/30	365	369
	CVS Health Corp.	5.550%	6/1/31	315	324
	CVS Health Corp.	5.250%	2/21/33	240	238
	CVS Health Corp.	4.875%	7/20/35	80	75
	CVS Health Corp.	4.780%	3/25/38	419	378
	CVS Health Corp.	4.125%	4/1/40	58	47
	CVS Health Corp.	5.125%	7/20/45	85	74
	CVS Health Corp.	6.000%	6/1/63	130	121
	Dana Inc.	4.250%	9/1/30	10	9
	Dana Inc.	4.500%	2/15/32	77	69
[4]	DaVita Inc.	4.625%	6/1/30	28	26
[4]	DaVita Inc.	3.750%	2/15/31	10	9
[4]	DaVita Inc.	6.875%	9/1/32	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	700	602
[4]	DCP Midstream Operating LP	6.750%	9/15/37	300	306
	Dell International LLC	4.750%	4/1/28	580	585
	Dell International LLC	6.200%	7/15/30	219	232
	Dell International LLC	5.400%	4/15/34	1,152	1,151
	Dell International LLC	8.350%	7/15/46	44	53
[4]	Delta Air Lines Inc.	4.750%	10/20/28	1,188	1,178
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.600%	7/15/41	50	44
[4]	Diamond Foreign Asset Co.	8.500%	10/1/30	10	10
	Diamondback Energy Inc.	3.125%	3/24/31	15	14
	Diamondback Energy Inc.	5.400%	4/18/34	365	357
	Diamondback Energy Inc.	5.750%	4/18/54	470	420
	Diamondback Energy Inc.	5.900%	4/18/64	255	227
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	3	3
[7]	Digital Dutch Finco BV	1.500%	3/15/30	1,600	1,666
[7]	Digital Dutch Finco BV	1.250%	2/1/31	500	500
[7]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	2,100
[7]	Digital Dutch Finco BV	3.875%	9/13/33	1,300	1,460
[4]	Directv Financing LLC	5.875%	8/15/27	12	12
	Discovery Communications LLC	4.900%	3/11/26	157	157
	Discovery Communications LLC	6.350%	6/1/40	156	137
[4]	DISH Network Corp.	11.750%	11/15/27	11	12
[3]	Dominion Energy Inc.	4.050%	9/15/42	170	134
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	39
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	210
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	196
	Dow Chemical Co.	2.100%	11/15/30	100	87
	Dow Chemical Co.	4.375%	11/15/42	120	94
[4]	DT Midstream Inc.	4.125%	6/15/29	33	31
[4]	DT Midstream Inc.	4.375%	6/15/31	25	23
	DTE Electric Co.	3.700%	6/1/46	75	57
	DTE Energy Co.	5.100%	3/1/29	1,890	1,918
	Duke Energy Carolinas LLC	2.450%	2/1/30	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	106
	Duke Energy Carolinas LLC	3.700%	12/1/47	39	29
	Duke Energy Corp.	3.400%	6/15/29	1,910	1,827
	Duke Energy Corp.	3.500%	6/15/51	100	67
	Duke Energy Florida LLC	5.875%	11/15/33	60	64
	Duke Energy Florida LLC	3.400%	10/1/46	35	25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	6.200%	11/15/53	110	116
	Duke Energy Indiana LLC	2.750%	4/1/50	75	45
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	87
	Duke Energy Ohio Inc.	5.550%	3/15/54	540	515
	Duke Energy Progress LLC	4.100%	5/15/42	200	165
	Duke Energy Progress LLC	3.700%	10/15/46	110	82
	Duke Energy Progress LLC	2.500%	8/15/50	170	97
	Duke Energy Progress LLC	5.550%	3/15/55	400	387
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	320	325
	Edison International	5.250%	3/15/32	40	38
[4]	Element Solutions Inc.	3.875%	9/1/28	11	10
	Elevance Health Inc.	5.150%	6/15/29	230	236
	Elevance Health Inc.	3.125%	5/15/50	190	122
	Elevance Health Inc.	6.100%	10/15/52	155	157
	Elevance Health Inc.	5.650%	6/15/54	435	414
	Elevance Health Inc.	5.700%	2/15/55	835	800
	Eli Lilly & Co.	5.050%	8/14/54	645	602
	Eli Lilly & Co.	2.500%	9/15/60	100	55
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	10	10
	Enbridge Energy Partners LP	7.375%	10/15/45	230	258
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	36	37
[4]	Energizer Holdings Inc.	4.750%	6/15/28	33	32
	Energy Transfer LP	4.400%	3/15/27	240	239
	Energy Transfer LP	5.250%	4/15/29	130	132
	Energy Transfer LP	5.250%	7/1/29	230	233
	Energy Transfer LP	3.750%	5/15/30	30	28
	Energy Transfer LP	6.400%	12/1/30	230	245
	Energy Transfer LP	5.750%	2/15/33	130	132
	Energy Transfer LP	6.550%	12/1/33	230	242
	Energy Transfer LP	6.050%	6/1/41	535	514
	Energy Transfer LP	6.500%	2/1/42	100	99
	Energy Transfer LP	5.300%	4/1/44	75	65
	Energy Transfer LP	5.150%	3/15/45	55	46
	Energy Transfer LP	6.250%	4/15/49	70	66
	Energy Transfer LP	5.950%	5/15/54	565	513
[4]	Entegris Inc.	4.750%	4/15/29	190	185
[4]	Entegris Inc.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	5.750%	6/1/54	560	551
	Entergy Corp.	3.750%	6/15/50	650	451
	Entergy Louisiana LLC	3.250%	4/1/28	593	577
	Entergy Mississippi LLC	5.800%	4/15/55	360	354
	Entergy Texas Inc.	5.550%	9/15/54	545	516
	Enterprise Products Operating LLC	4.850%	3/15/44	215	190
	Enterprise Products Operating LLC	4.900%	5/15/46	59	52
	Enterprise Products Operating LLC	4.250%	2/15/48	50	40
	Enterprise Products Operating LLC	3.700%	1/31/51	70	50
	EOG Resources Inc.	5.650%	12/1/54	950	903
[4]	EQT Corp.	7.500%	6/1/27	10	10
	EQT Corp.	3.900%	10/1/27	72	71
[4]	EQT Corp.	4.500%	1/15/29	2	2
[4]	EQT Corp.	7.500%	6/1/30	10	11
	Equitable Holdings Inc.	5.594%	1/11/33	148	151
	Equitable Holdings Inc.	5.000%	4/20/48	79	69
[4]	ERAC USA Finance LLC	7.000%	10/15/37	180	205
	ERP Operating LP	4.500%	7/1/44	135	115
	Essential Utilities Inc.	4.800%	8/15/27	2,685	2,704
	Essex Portfolio LP	4.500%	3/15/48	60	50
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	63
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	99
	Evergy Kansas Central Inc.	5.700%	3/15/53	380	371
[4,8]	Excelerate Energy LP	8.000%	5/15/30	10	10
	Exelon Corp.	5.150%	3/15/28	210	214
	Exelon Corp.	3.350%	3/15/32	200	181
	Exelon Corp.	4.450%	4/15/46	165	133
	Exelon Corp.	4.100%	3/15/52	100	75
	Exelon Corp.	5.600%	3/15/53	390	366
	Exelon Corp.	5.875%	3/15/55	960	936
	Extra Space Storage LP	5.700%	4/1/28	150	155
	Extra Space Storage LP	5.500%	7/1/30	374	385
	Extra Space Storage LP	2.400%	10/15/31	80	68

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.227%	3/19/40	155	137
	Exxon Mobil Corp.	4.114%	3/1/46	55	45
[4]	FedEx Corp.	3.875%	8/1/42	30	22
[4]	FedEx Corp.	4.550%	4/1/46	70	55
[4]	FedEx Corp.	4.050%	2/15/48	70	50
[7]	Fidelity National Information Services Inc.	1.000%	12/3/28	1,196	1,256
	Fifth Third Bancorp	3.950%	3/14/28	350	345
	Fifth Third Bancorp	6.339%	7/27/29	310	325
	Fifth Third Bancorp	4.895%	9/6/30	390	389
	FirstEnergy Corp.	2.650%	3/1/30	150	136
[3]	FirstEnergy Corp.	2.250%	9/1/30	60	52
[3]	FirstEnergy Corp.	3.400%	3/1/50	1,100	728
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	246
	FirstEnergy Transmission LLC	4.550%	1/15/30	460	456
[4]	FirstEnergy Transmission LLC	4.550%	4/1/49	405	339
[7,8]	Fiserv Funding ULC	2.875%	6/15/28	2,400	2,721
[7,8]	Fiserv Funding ULC	3.500%	6/15/32	1,400	1,578
[7,8]	Fiserv Funding ULC	4.000%	6/15/36	816	917
	Fiserv Inc.	5.600%	3/2/33	120	122
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	220	221
[4]	Focus Financial Partners LLC	6.750%	9/15/31	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	44
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	20
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	204
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	47
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	10
	Ford Motor Credit Co. LLC	6.054%	11/5/31	505	489
	Ford Motor Credit Co. LLC	6.532%	3/19/32	575	569
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	201
[4]	Foundry JV Holdco LLC	5.500%	1/25/31	290	294
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	450	468
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	260	265
[4]	Foundry JV Holdco LLC	6.100%	1/25/36	350	356
[4]	Foundry JV Holdco LLC	6.200%	1/25/37	1,790	1,839
[4]	Foundry JV Holdco LLC	6.300%	1/25/39	670	692
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	65	66
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	10	11
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/32	11	11
[4]	Gates Corp.	6.875%	7/1/29	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/29	155	156
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	115
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	105
[4]	Gen Digital Inc.	6.250%	4/1/33	15	15
[8]	General Dynamics Corp.	4.950%	8/15/35	190	191
	General Dynamics Corp.	4.250%	4/1/40	95	84
	General Motors Co.	5.200%	4/1/45	478	393
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	184
[3,9]	General Motors Financial Co. Inc.	5.150%	8/15/26	100	133
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	580
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	195
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	175
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Genesis Energy LP	8.000%	5/15/33	10	10
	Georgia Power Co.	4.300%	3/15/42	130	110
	Georgia Power Co.	5.125%	5/15/52	70	64
[4]	Georgia-Pacific LLC	2.300%	4/30/30	165	149
	Gilead Sciences Inc.	4.150%	3/1/47	190	154
[4]	Global Atlantic Fin Co.	7.950%	6/15/33	780	866
[4]	Global Atlantic Fin Co.	6.750%	3/15/54	240	235
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,591
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	379
[3,7]	Goldman Sachs Group Inc.	3.500%	1/23/33	2,137	2,403
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	322

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	224
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	73
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	79
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,450	1,395
[4]	Golub Capital Private Credit Fund	5.875%	5/1/30	351	344
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	55	52
[4]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[4]	Graphic Packaging International LLC	3.750%	2/1/30	77	71
[4]	Hanesbrands Inc.	9.000%	2/15/31	4	4
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	130	125
	HCA Inc.	5.000%	3/1/28	150	152
	HCA Inc.	5.250%	3/1/30	285	289
	HCA Inc.	5.450%	4/1/31	80	82
	HCA Inc.	5.250%	6/15/49	115	100
	HCA Inc.	4.625%	3/15/52	205	161
	Healthpeak OP LLC	5.250%	12/15/32	170	171
	Helmerich & Payne Inc.	2.900%	9/29/31	220	182
[4]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hess Corp.	7.300%	8/15/31	5	6
[4]	Hess Midstream Operations LP	6.500%	6/1/29	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	689	683
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	911	901
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	294	284
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	405	373
	Highwoods Realty LP	2.600%	2/1/31	310	263
	Highwoods Realty LP	7.650%	2/1/34	429	470
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	5
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	2	2
[4]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/32	70	71
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	15	15
	Host Hotels & Resorts LP	5.700%	7/1/34	215	212
	HPS Corporate Lending Fund	5.950%	4/14/32	300	292
[4]	HUB International Ltd.	7.250%	6/15/30	5	5
[4]	HUB International Ltd.	7.375%	1/31/32	5	5
	Hudson Pacific Properties LP	5.950%	2/15/28	3	3
	Huntington Bancshares Inc.	6.208%	8/21/29	1,150	1,195
	Huntington Bancshares Inc.	5.272%	1/15/31	280	282
	Huntington Bancshares Inc.	5.709%	2/2/35	920	921
	Huntington Bancshares Inc.	2.487%	8/15/36	150	123
	Huntington Bancshares Inc.	6.141%	11/18/39	380	375
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	368	375
	Hyatt Hotels Corp.	5.250%	6/30/29	45	45
[4]	Imola Merger Corp.	4.750%	5/15/29	13	12
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	250	183
	Indiana Michigan Power Co.	5.625%	4/1/53	340	329
	Ingersoll Rand Inc.	5.176%	6/15/29	100	102
	Intel Corp.	2.450%	11/15/29	1,273	1,146
	Intel Corp.	5.125%	2/10/30	160	161
	Intel Corp.	2.000%	8/12/31	158	132
	Intel Corp.	4.150%	8/5/32	279	257
	Intel Corp.	5.200%	2/10/33	254	249
	Intel Corp.	5.625%	2/10/43	80	74
	Intel Corp.	3.734%	12/8/47	266	181
	Intel Corp.	3.050%	8/12/51	177	101
	Intel Corp.	5.700%	2/10/53	528	471
	Intel Corp.	5.600%	2/21/54	600	528
	Intel Corp.	5.900%	2/10/63	60	54
	Intercontinental Exchange Inc.	5.250%	6/15/31	350	363
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	62
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	30
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	18
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	72
	Invesco Finance plc	5.375%	11/30/43	55	51
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	112
	JBS USA Holding Lux Sarl	6.750%	3/15/34	488	529
[4]	JBS USA LUX Sarl	6.375%	2/25/55	1,055	1,071
[4]	Jersey Central Power & Light Co.	5.100%	1/15/35	360	355
[4]	JetBlue Airways Corp.	9.875%	9/20/31	84	77
	JPMorgan Chase & Co.	4.979%	7/22/28	413	418

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.851%	7/25/28	140	141
	JPMorgan Chase & Co.	5.012%	1/23/30	730	742
	JPMorgan Chase & Co.	5.581%	4/22/30	1,210	1,254
	JPMorgan Chase & Co.	4.995%	7/22/30	1,000	1,015
	JPMorgan Chase & Co.	4.603%	10/22/30	470	469
	JPMorgan Chase & Co.	5.140%	1/24/31	720	734
	JPMorgan Chase & Co.	4.586%	4/26/33	100	98
	JPMorgan Chase & Co.	5.350%	6/1/34	130	132
	JPMorgan Chase & Co.	4.946%	10/22/35	1,130	1,103
	JPMorgan Chase & Co.	5.572%	4/22/36	2,000	2,045
	JPMorgan Chase & Co.	6.400%	5/15/38	150	165
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	62	54
	JPMorgan Chase & Co.	5.534%	11/29/45	490	481
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	10	10
[4]	KeHE Distributors LLC	9.000%	2/15/29	19	19
	Kenvue Inc.	5.100%	3/22/43	95	91
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	273
	KeyBank NA	5.000%	1/26/33	100	96
	KeyCorp	6.401%	3/6/35	110	115
	Keysight Technologies Inc.	4.950%	10/15/34	266	258
	Kimco Realty OP LLC	4.250%	4/1/45	75	59
	Kimco Realty OP LLC	3.700%	10/1/49	70	49
[8]	Kinder Morgan Inc.	5.150%	6/1/30	430	433
[4]	Kinetik Holdings LP	6.625%	12/15/28	10	10
[4]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	327
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	23
	Kroger Co.	2.200%	5/1/30	120	107
	Kroger Co.	5.000%	9/15/34	340	333
	Kroger Co.	5.150%	8/1/43	300	275
	Kroger Co.	5.500%	9/15/54	205	191
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	103
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,206
	L3Harris Technologies Inc.	5.054%	4/27/45	30	27
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	12	11
[4]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	18	19
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[4]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
[4]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[4]	Level 3 Financing Inc.	10.000%	10/15/32	5	5
[4]	LifePoint Health Inc.	11.000%	10/15/30	1	1
[4]	Lithia Motors Inc.	4.625%	12/15/27	10	10
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.300%	6/15/62	295	230
	Lockheed Martin Corp.	5.200%	2/15/64	1,370	1,244
	Lowe's Cos. Inc.	4.450%	4/1/62	190	144
	LPL Holdings Inc.	6.750%	11/17/28	430	457
	LYB International Finance III LLC	3.375%	10/1/40	50	36
	M&T Bank Corp.	7.413%	10/30/29	316	340
	M&T Bank Corp.	6.082%	3/13/32	1,129	1,173
	M&T Bank Corp.	5.053%	1/27/34	196	189
[4]	Magnera Corp.	7.250%	11/15/31	75	71
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	371
	Marathon Petroleum Corp.	5.150%	3/1/30	1,530	1,543
[4]	Mars Inc.	5.000%	3/1/32	190	192
[4]	Mars Inc.	5.200%	3/1/35	672	675
[4]	Mars Inc.	3.875%	4/1/39	178	153
[4]	Mars Inc.	5.700%	5/1/55	2,525	2,488
[4]	Mars Inc.	5.800%	5/1/65	585	576
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	67
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	92
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	117
[4]	Matador Resources Co.	6.250%	4/15/33	2	2
[4]	Match Group Holdings II LLC	4.125%	8/1/30	75	68
[4]	McAfee Corp.	7.375%	2/15/30	8	7
[4]	Medline Borrower LP	3.875%	4/1/29	3	3
[4]	Medline Borrower LP	6.250%	4/1/29	41	41
[4]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	5.150%	5/17/63	160	146

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.450%	8/15/52	248	207
	Meta Platforms Inc.	4.650%	8/15/62	42	35
	MetLife Inc.	4.125%	8/13/42	60	50
	MetLife Inc.	4.875%	11/13/43	60	54
	MetLife Inc.	5.250%	1/15/54	60	56
	MGM Resorts International	6.500%	4/15/32	5	5
	MidAmerican Energy Co.	5.300%	2/1/55	530	495
[4]	Midcontinent Communications	8.000%	8/15/32	80	82
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,920	1,926
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
[4]	MIWD Holdco II LLC	5.500%	2/1/30	10	9
	Morgan Stanley	2.475%	1/21/28	700	676
[3]	Morgan Stanley	5.652%	4/13/28	415	424
	Morgan Stanley	5.173%	1/16/30	740	754
	Morgan Stanley	4.654%	10/18/30	740	737
	Morgan Stanley	5.230%	1/15/31	665	678
[7]	Morgan Stanley	3.521%	5/22/31	2,600	2,967
[3]	Morgan Stanley	2.511%	10/20/32	2,220	1,916
	Morgan Stanley	2.943%	1/21/33	268	235
	Morgan Stanley	5.466%	1/18/35	120	121
	Morgan Stanley	5.587%	1/18/36	142	144
	Morgan Stanley	5.664%	4/17/36	2,000	2,043
[7]	Morgan Stanley	4.099%	5/22/36	800	909
[3]	Morgan Stanley	3.971%	7/22/38	90	77
[3]	Morgan Stanley	4.457%	4/22/39	165	150
	Morgan Stanley	6.375%	7/24/42	150	161
[3]	Morgan Stanley	4.375%	1/22/47	200	166
	Morgan Stanley	5.516%	11/19/55	1,160	1,109
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	239	241
[3]	Mount Sinai Hospital	3.737%	7/1/49	200	131
	MPLX LP	1.750%	3/1/26	150	146
	MPLX LP	4.800%	2/15/29	110	110
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
[4]	MPT Operating Partnership LP	8.500%	2/15/32	15	15
[7]	MSD Netherlands Capital BV	3.750%	5/30/54	1,391	1,456
[4]	Mueller Water Products Inc.	4.000%	6/15/29	75	70
	Nasdaq Inc.	5.350%	6/28/28	157	161
	Nasdaq Inc.	2.500%	12/21/40	100	68
	Nasdaq Inc.	3.950%	3/7/52	16	12
	Nasdaq Inc.	5.950%	8/15/53	175	176
[4]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	5	5
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	84	84
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	48
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	94
	Navient Corp.	4.875%	3/15/28	2	2
	Navient Corp.	9.375%	7/25/30	3	3
[4]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[4]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[4]	NCL Corp. Ltd.	7.750%	2/15/29	75	77
[4]	NCL Corp. Ltd.	6.750%	2/1/32	15	15
	Nevada Power Co.	6.000%	3/15/54	180	182
	Nevada Power Co.	6.250%	5/15/55	220	217
	Newell Brands Inc.	6.375%	9/15/27	4	4
	Newell Brands Inc.	6.625%	9/15/29	15	14
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	70	63
	Newell Brands Inc.	6.875%	4/1/36	6	5
	Newell Brands Inc.	7.000%	4/1/46	4	3
	Newmont Corp.	2.250%	10/1/30	100	89
[4]	News Corp.	3.875%	5/15/29	21	20
[4]	Nexstar Media Inc.	4.750%	11/1/28	30	28
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	650	653
	NiSource Inc.	5.250%	3/30/28	100	102
	NiSource Inc.	5.200%	7/1/29	700	716
	NiSource Inc.	5.400%	6/30/33	60	60
	NiSource Inc.	5.350%	4/1/34	400	402
	NiSource Inc.	4.800%	2/15/44	630	553
	NiSource Inc.	3.950%	3/30/48	50	38

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.850%	4/1/55	650	635
	Norfolk Southern Corp.	3.050%	5/15/50	120	77
	Norfolk Southern Corp.	5.950%	3/15/64	150	152
	Northern States Power Co.	6.250%	6/1/36	34	37
[8]	Northern States Power Co.	5.650%	5/15/55	430	427
	Northrop Grumman Corp.	5.250%	5/1/50	545	503
	Novartis Capital Corp.	4.700%	9/18/54	155	138
[4]	Novelis Corp.	4.750%	1/30/30	15	14
[4]	Novelis Corp.	6.875%	1/30/30	9	9
[4]	Novelis Corp.	3.875%	8/15/31	98	85
[4]	NRG Energy Inc.	5.750%	7/15/29	5	5
[4]	NRG Energy Inc.	6.250%	11/1/34	75	75
	Nucor Corp.	4.400%	5/1/48	70	58
	Nucor Corp.	3.850%	4/1/52	50	37
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	6.375%	9/1/28	138	142
	Occidental Petroleum Corp.	5.200%	8/1/29	315	311
	Occidental Petroleum Corp.	7.500%	5/1/31	44	47
	Occidental Petroleum Corp.	6.450%	9/15/36	15	15
	Occidental Petroleum Corp.	6.600%	3/15/46	10	9
	Occidental Petroleum Corp.	6.050%	10/1/54	175	151
	OGE Energy Corp.	5.450%	5/15/29	150	155
[4]	Olin Corp.	6.625%	4/1/33	7	7
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	2	2
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	5	5
	Omega Healthcare Investors Inc.	3.625%	10/1/29	336	316
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	168
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	6.625%	1/15/28	2	2
	OneMain Finance Corp.	3.875%	9/15/28	35	32
	ONEOK Inc.	5.550%	11/1/26	130	132
	ONEOK Inc.	5.650%	11/1/28	135	139
	ONEOK Partners LP	6.125%	2/1/41	135	133
	Oracle Corp.	4.800%	8/3/28	700	709
[3]	Oracle Corp.	4.200%	9/27/29	2,184	2,152
	Oracle Corp.	2.950%	4/1/30	40	37
	Oracle Corp.	2.875%	3/25/31	270	243
	Oracle Corp.	5.250%	2/3/32	790	801
	Oracle Corp.	3.850%	7/15/36	250	215
	Oracle Corp.	3.600%	4/1/40	430	335
	Oracle Corp.	3.650%	3/25/41	150	115
	Oracle Corp.	6.000%	8/3/55	730	709
[4]	Organon & Co.	4.125%	4/30/28	13	12
[4]	Organon & Co.	6.750%	5/15/34	5	5
[4]	Outfront Media Capital LLC	7.375%	2/15/31	3	3
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	11	11
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	9	9
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	197
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	95
	Pacific Gas & Electric Co.	5.550%	5/15/29	970	985
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	121
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	133
	Pacific Gas & Electric Co.	4.500%	7/1/40	430	357
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	64
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	37
	Paramount Global	6.875%	4/30/36	100	100
	Paramount Global	5.850%	9/1/43	800	679
	Paramount Global	4.900%	8/15/44	290	218
	Paramount Global	4.600%	1/15/45	260	188
[4]	Park Intermediate Holdings LLC	7.000%	2/1/30	5	5
[4]	Pattern Energy Operations LP	4.500%	8/15/28	72	68
	Paychex Inc.	5.350%	4/15/32	150	152
	PayPal Holdings Inc.	5.050%	6/1/52	40	36
[4]	Pebblebrook Hotel LP	6.375%	10/15/29	3	3
	PECO Energy Co.	4.150%	10/1/44	130	107
[4]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	161

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	4.200%	7/18/52	25	20
[4]	Performance Food Group Inc.	6.125%	9/15/32	10	10
[4]	Permian Resources Operating LLC	5.875%	7/1/29	25	24
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	244
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	400	370
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	141
	Philip Morris International Inc.	5.125%	2/15/30	105	108
	Philip Morris International Inc.	4.375%	4/30/30	815	811
	Philip Morris International Inc.	5.500%	9/7/30	10	10
[7]	Philip Morris International Inc.	0.800%	8/1/31	123	119
	Philip Morris International Inc.	5.750%	11/17/32	224	235
	Philip Morris International Inc.	4.875%	4/30/35	1,000	980
[7]	Philip Morris International Inc.	1.450%	8/1/39	1,200	964
	Philip Morris International Inc.	4.250%	11/10/44	440	365
	Phillips 66	4.650%	11/15/34	40	37
	Phillips 66 Co.	3.150%	12/15/29	177	166
[4]	Phinia Inc.	6.625%	10/15/32	5	5
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	132
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	127
	Plains All American Pipeline LP	4.900%	2/15/45	30	24
[3]	PNC Bank NA	2.700%	10/22/29	289	266
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,400	1,440
	PNC Financial Services Group Inc.	5.068%	1/24/34	390	385
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	166
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	643
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	714
	PNC Financial Services Group Inc.	5.575%	1/29/36	840	849
[4]	Post Holdings Inc.	6.250%	2/15/32	5	5
[4]	Post Holdings Inc.	6.375%	3/1/33	6	6
	Principal Financial Group Inc.	5.500%	3/15/53	219	209
[7]	Prologis Euro Finance LLC	1.000%	2/16/41	200	141
[3,7]	Prologis Euro Finance LLC	4.250%	1/31/43	100	109
	Prologis LP	1.750%	2/1/31	157	134
	Prologis LP	5.125%	1/15/34	37	37
	Prologis LP	5.250%	6/15/53	267	247
	Prologis LP	5.250%	3/15/54	570	528
	Prudential Financial Inc.	3.935%	12/7/49	260	195
[3]	Prudential Financial Inc.	4.350%	2/25/50	65	53
[3]	Prudential Financial Inc.	3.700%	3/13/51	70	51
	Prudential Financial Inc.	6.500%	3/15/54	130	131
	Public Service Co. of Colorado	4.050%	9/15/49	230	175
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	74
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	148
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	1,036
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	15	15
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	10	10
	Range Resources Corp.	8.250%	1/15/29	10	10
[4]	Range Resources Corp.	4.750%	2/15/30	70	66
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	5	5
	Realty Income Corp.	2.200%	6/15/28	160	150
	Realty Income Corp.	4.850%	3/15/30	165	167
[7]	Realty Income Corp.	4.875%	7/6/30	2,100	2,554
	Regions Financial Corp.	5.722%	6/6/30	1,257	1,285
	Regions Financial Corp.	5.502%	9/6/35	1,114	1,090
[4]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	5	5
[4]	Roche Holdings Inc.	5.218%	3/8/54	440	420
[4]	Rocket Mortgage LLC	2.875%	10/15/26	9	9
[4]	Rocket Mortgage LLC	4.000%	10/15/33	80	69
[4]	Rocket Software Inc.	9.000%	11/28/28	5	5
[4]	Rocket Software Inc.	6.500%	2/15/29	70	67
[4]	Rockies Express Pipeline LLC	6.750%	3/15/33	5	5
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	5	5
	RPM International Inc.	4.550%	3/1/29	115	114
	RTX Corp.	4.875%	10/15/40	557	515
	RTX Corp.	6.400%	3/15/54	633	680
[4]	Ryan Specialty LLC	4.375%	2/1/30	70	66
[4]	Ryan Specialty LLC	5.875%	8/1/32	13	13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	109
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,840	1,815
	Sabra Health Care LP	3.900%	10/15/29	1	1
	Sabra Health Care LP	3.200%	12/1/31	320	282
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	10	6
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,140	1,082
	SBA Communications Corp.	3.125%	2/1/29	17	16
[4]	Scripps Escrow Inc.	5.875%	7/15/27	17	13
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	6	5
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	3	2
[4]	Sealed Air Corp.	6.125%	2/1/28	9	9
[4]	Sealed Air Corp.	5.000%	4/15/29	3	3
[4]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Sempra	6.625%	4/1/55	870	828
	Service Properties Trust	5.500%	12/15/27	5	5
	Service Properties Trust	8.375%	6/15/29	81	79
[3]	Shell Finance US Inc.	4.375%	5/11/45	70	59
[3]	Shell Finance US Inc.	3.750%	9/12/46	141	107
	Sherwin-Williams Co.	4.500%	6/1/47	80	66
[4]	Shift4 Payments LLC	6.750%	8/15/32	3	3
[4]	Sirius XM Radio LLC	5.000%	8/1/27	10	10
[4]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
[4]	Sixth Street Lending Partners	6.125%	7/15/30	530	532
	Southern California Edison Co.	5.650%	10/1/28	600	616
[3]	Southern California Edison Co.	4.200%	3/1/29	100	97
	Southern California Edison Co.	5.450%	6/1/31	1,140	1,154
	Southern California Edison Co.	4.500%	9/1/40	50	41
[3]	Southern California Edison Co.	3.900%	3/15/43	50	37
	Southern California Edison Co.	4.000%	4/1/47	50	36
[3]	Southern California Gas Co.	2.550%	2/1/30	330	302
	Southern California Gas Co.	3.750%	9/15/42	50	38
	Southern Co.	5.700%	10/15/32	100	104
	Southern Co.	4.400%	7/1/46	30	24
	Southwest Airlines Co.	2.625%	2/10/30	250	224
	Spirit AeroSystems Inc.	4.600%	6/15/28	70	68
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	7
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	2,032
	Sprint Capital Corp.	8.750%	3/15/32	78	94
[4]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
[4]	Standard Building Solutions Inc.	6.500%	8/15/32	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	39
[4]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	84
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	80	79
[4]	Starwood Property Trust Inc.	6.500%	10/15/30	5	5
	State Street Corp.	4.530%	2/20/29	240	241
	State Street Corp.	4.834%	4/24/30	995	1,010
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
	Stryker Corp.	4.625%	9/11/34	45	44
	Stryker Corp.	5.200%	2/10/35	25	25
	Sun Communities Operating LP	2.300%	11/1/28	200	186
[4]	Sunoco LP	7.000%	9/15/28	10	10
	Synopsys Inc.	5.150%	4/1/35	170	171
	Synopsys Inc.	5.700%	4/1/55	700	676
	Synovus Bank	5.625%	2/15/28	250	251
	Synovus Financial Corp.	6.168%	11/1/30	635	640
[4]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	70
[4]	Tallgrass Energy Partners LP	6.000%	12/31/30	7	7
	Tapestry Inc.	5.100%	3/11/30	150	151
	Targa Resources Corp.	6.150%	3/1/29	310	323
	Targa Resources Corp.	6.125%	3/15/33	153	157
	Targa Resources Corp.	6.500%	3/30/34	600	631
	Targa Resources Corp.	6.500%	2/15/53	28	28
	Targa Resources Partners LP	4.875%	2/1/31	50	49
	Target Corp.	4.800%	1/15/53	60	53
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
[4]	Terex Corp.	6.250%	10/15/32	4	4

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	120
	Time Warner Cable LLC	5.875%	11/15/40	343	313
	Time Warner Cable LLC	4.500%	9/15/42	75	56
	T-Mobile USA Inc.	3.375%	4/15/29	245	234
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	62
[4]	TopBuild Corp.	3.625%	3/15/29	5	5
[4]	TopBuild Corp.	4.125%	2/15/32	10	9
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	604
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	149
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	410	417
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
[4]	TransDigm Inc.	6.750%	8/15/28	5	5
[4]	TransDigm Inc.	6.375%	3/1/29	33	34
[4]	TransDigm Inc.	6.875%	12/15/30	10	10
[4]	TransDigm Inc.	7.125%	12/1/31	10	10
[4]	TransDigm Inc.	6.625%	3/1/32	2	2
[4]	Transocean Inc.	8.250%	5/15/29	2	2
[4]	Transocean Inc.	8.750%	2/15/30	58	56
[4]	Transocean Inc.	8.500%	5/15/31	15	12
	Travelers Cos. Inc.	3.750%	5/15/46	260	201
[4]	Triumph Group Inc.	9.000%	3/15/28	10	10
	Uber Technologies Inc.	4.300%	1/15/30	210	208
	Uber Technologies Inc.	4.800%	9/15/34	105	102
	Uber Technologies Inc.	5.350%	9/15/54	650	593
[3]	UDR Inc.	2.950%	9/1/26	15	15
[4]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	50
	Union Electric Co.	3.250%	10/1/49	75	51
	Union Electric Co.	3.900%	4/1/52	150	113
	Union Electric Co.	5.250%	1/15/54	250	230
	Union Pacific Corp.	3.250%	2/5/50	270	184
	Union Pacific Corp.	3.839%	3/20/60	35	25
[4]	United Airlines Inc.	4.375%	4/15/26	27	27
[4]	United Airlines Inc.	4.625%	4/15/29	50	47
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	24	24
	UnitedHealth Group Inc.	5.350%	2/15/33	255	261
	UnitedHealth Group Inc.	4.500%	4/15/33	105	101
	UnitedHealth Group Inc.	5.000%	4/15/34	45	45
	UnitedHealth Group Inc.	2.750%	5/15/40	100	71
	UnitedHealth Group Inc.	4.375%	3/15/42	215	184
	UnitedHealth Group Inc.	3.250%	5/15/51	100	66
	UnitedHealth Group Inc.	5.375%	4/15/54	265	246
	UnitedHealth Group Inc.	6.050%	2/15/63	200	201
[4]	Univision Communications Inc.	4.500%	5/1/29	2	2
[4]	Univision Communications Inc.	7.375%	6/30/30	18	16
[4]	Univision Communications Inc.	8.500%	7/31/31	80	76
	US Bancorp	5.775%	6/12/29	350	362
	US Bancorp	5.384%	1/23/30	190	195
[7]	US Bancorp	4.009%	5/21/32	2,400	2,768
[3]	US Bancorp	4.967%	7/22/33	25	24
	US Bancorp	5.850%	10/21/33	377	390
	US Bancorp	4.839%	2/1/34	220	213
	US Bancorp	5.836%	6/12/34	276	285
[4]	US Foods Inc.	6.875%	9/15/28	2	2
[4]	US Foods Inc.	4.750%	2/15/29	9	9
[4]	US Foods Inc.	5.750%	4/15/33	5	5
[4]	USI Inc.	7.500%	1/15/32	2	2
[4]	UWM Holdings LLC	6.625%	2/1/30	5	5
[4]	Vail Resorts Inc.	6.500%	5/15/32	13	13
[4]	Valaris Ltd.	8.375%	4/30/30	14	13
	Valero Energy Corp.	4.350%	6/1/28	48	48
	Valero Energy Corp.	5.150%	2/15/30	590	596
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	20	20
[4]	Venture Global LNG Inc.	9.500%	2/1/29	12	12
[4]	Venture Global LNG Inc.	7.000%	1/15/30	5	5
[4]	Venture Global LNG Inc.	8.375%	6/1/31	33	32
[4]	Venture Global LNG Inc.	9.875%	2/1/32	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	96
	Verizon Communications Inc.	1.500%	9/18/30	285	244

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Verizon Communications Inc.	2.500%	4/8/31	600	696
	Verizon Communications Inc.	4.400%	11/1/34	140	132
	Verizon Communications Inc.	5.250%	3/16/37	170	168
[9]	Verizon Communications Inc.	1.875%	11/3/38	100	85
	Verizon Communications Inc.	4.812%	3/15/39	110	103
	Verizon Communications Inc.	2.650%	11/20/40	75	53
	Verizon Communications Inc.	3.400%	3/22/41	560	426
	Verizon Communications Inc.	3.875%	3/1/52	130	96
	Verizon Communications Inc.	2.987%	10/30/56	990	589
	Verizon Communications Inc.	3.000%	11/20/60	50	29
	Verizon Communications Inc.	3.700%	3/22/61	85	58
[4]	Viper Energy Inc.	7.375%	11/1/31	5	5
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	150	121
	Virginia Electric & Power Co.	5.450%	4/1/53	100	94
	Virginia Electric & Power Co.	5.350%	1/15/54	350	322
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	22	22
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	7	7
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[4]	Vital Energy Inc.	7.750%	7/31/29	5	4
[4]	Vital Energy Inc.	7.875%	4/15/32	7	5
	VMware LLC	1.800%	8/15/28	400	366
	VMware LLC	4.700%	5/15/30	130	129
	VMware LLC	2.200%	8/15/31	220	187
	Vulcan Materials Co.	4.950%	12/1/29	354	357
	Walmart Inc.	4.900%	4/28/35	1,380	1,397
	Walt Disney Co.	6.650%	11/15/37	70	79
	Walt Disney Co.	3.500%	5/13/40	125	101
	Walt Disney Co.	2.750%	9/1/49	45	28
	Walt Disney Co.	3.600%	1/13/51	45	33
	Warnermedia Holdings Inc.	5.050%	3/15/42	674	507
	Waste Management Inc.	5.350%	10/15/54	300	289
[4]	Waste Pro USA Inc.	7.000%	2/1/33	2	2
[4]	Wayfair LLC	7.250%	10/31/29	3	3
[3]	Wells Fargo & Co.	2.393%	6/2/28	340	326
[3]	Wells Fargo & Co.	3.350%	3/2/33	400	359
	Wells Fargo & Co.	5.389%	4/24/34	250	251
[3]	Wells Fargo & Co.	3.068%	4/30/41	320	235
	Wells Fargo & Co.	5.375%	11/2/43	90	83
[3]	Wells Fargo & Co.	4.400%	6/14/46	60	48
[3]	Wells Fargo & Co.	5.013%	4/4/51	80	70
[3]	Wells Fargo & Co.	4.611%	4/25/53	50	41
[3]	Wells Fargo Bank NA	6.600%	1/15/38	100	109
[4]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[4]	WESCO Distribution Inc.	6.625%	3/15/32	5	5
[4]	WESCO Distribution Inc.	6.375%	3/15/33	10	10
	Western Digital Corp.	4.750%	2/15/26	5	5
	Western Midstream Operating LP	4.500%	3/1/28	49	48
	Western Midstream Operating LP	4.750%	8/15/28	104	103
[4]	WEX Inc.	6.500%	3/15/33	10	10
	Weyerhaeuser Co.	4.000%	11/15/29	91	89
	Williams Cos. Inc.	5.300%	8/15/28	225	230
	Williams Cos. Inc.	4.800%	11/15/29	425	428
	Williams Cos. Inc.	4.650%	8/15/32	80	77
	Williams Cos. Inc.	5.150%	3/15/34	195	191
	Williams Cos. Inc.	6.300%	4/15/40	65	68
	Willis North America Inc.	2.950%	9/15/29	85	79
	Willis North America Inc.	3.875%	9/15/49	70	50
	Workday Inc.	3.700%	4/1/29	140	135
[4]	WR Grace Holdings LLC	5.625%	8/15/29	5	4
[4]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
[4]	XHR LP	4.875%	6/1/29	5	5
[4]	XHR LP	6.625%	5/15/30	5	5
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	70	66
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	5	5
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	5	5
	Zoetis Inc.	4.700%	2/1/43	129	116
	Zoetis Inc.	3.950%	9/12/47	70	55
					263,956

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Zambia (0.0%)
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	65	68
Total Corporate Bonds (Cost $505,375)					508,867
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[6]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.049%	11/6/28	44	44
United States (0.0%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	23	22
[6]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.670%	5/10/27	5	5
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.322%	4/23/31	3	3
[6]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.799%	7/21/28	20	20
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	2	2
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.319%	3/1/29	10	9
[6]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.572%	10/23/28	14	14
					75
Total Floating Rate Loan Interests (Cost $120)					119
Sovereign Bonds (17.8%)
Albania (0.2%)
[4,7]	Republic of Albania	4.750%	2/14/35	1,379	1,487
Azerbaijan (0.3%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	600	523
[3,10]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,505	1,517
					2,040
Belgium (0.6%)
[3,4,11]	Dexia SA	4.750%	1/24/30	3,122	3,202
[3]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,196
					4,398
Bermuda (0.1%)
[3]	Bermuda	5.000%	7/15/32	500	493
Bulgaria (0.5%)
[3,7,8]	Republic of Bulgaria	3.500%	5/7/34	1,970	2,223
[3,7,8]	Republic of Bulgaria	4.125%	5/7/38	1,500	1,691
					3,914
Canada (0.5%)
[12]	Canadian Government Bond	3.500%	12/1/45	536	397
[12]	Canadian Government Bond	2.750%	12/1/48	474	308
[12]	Canadian Government Bond	1.750%	12/1/53	573	290
[4,7]	OMERS Finance Trust	3.250%	1/28/35	1,483	1,689
[3,4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	790
[3,4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	344
					3,818
Chile (0.1%)
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	570	571
[3,7]	Republic of Chile	3.750%	1/14/32	362	416
					987
Colombia (0.8%)
	Ecopetrol SA	4.625%	11/2/31	360	294
	Ecopetrol SA	7.750%	2/1/32	460	438
[3]	Republic of Colombia	3.000%	1/30/30	1,570	1,327
[3]	Republic of Colombia	8.500%	4/25/35	1,200	1,219
[3]	Republic of Colombia	7.750%	11/7/36	2,426	2,319
					5,597
Dominican Republic (0.2%)
[3,4]	Dominican Republic	6.950%	3/15/37	1,662	1,652
Egypt (0.0%)
[3,7]	Arab Republic of Egypt	4.750%	4/16/26	210	236
France (0.7%)
[7]	Aeroports de Paris SA	2.750%	6/5/28	300	341
[3,4]	Electricite de France SA	5.700%	5/23/28	315	325
[3,4]	Electricite de France SA	6.250%	5/23/33	240	253

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ile-de-France Mobilites	3.800%	5/25/45	500	565
[3,7]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	1,000	1,133
[3,7]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	214
[3,7,11]	UNEDIC ASSEO	3.375%	11/25/33	1,900	2,208
					5,039
Germany (3.0%)
[3,7]	Federal Republic of Germany	1.300%	10/15/27	4,073	4,571
[3,7]	Federal Republic of Germany	2.200%	4/13/28	4,083	4,683
[7]	Federal Republic of Germany	0.000%	2/15/32	2,350	2,303
[7]	Federal Republic of Germany	2.600%	5/15/41	3,650	4,035
[7]	Federal Republic of Germany	3.250%	7/4/42	250	300
[7]	Federal Republic of Germany	1.250%	8/15/48	750	622
[7]	Federal Republic of Germany	1.800%	8/15/53	378	340
[7]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	1,702	1,946
[3,7,13]	KFW	2.750%	1/17/35	1,935	2,192
[7]	State of Bremen	2.750%	1/28/33	831	946
					21,938
Greece (0.7%)
[4,7]	Hellenic Republic	3.375%	6/15/34	1,831	2,105
[4,7]	Hellenic Republic	3.625%	6/15/35	1,086	1,264
[4,7]	Hellenic Republic	4.375%	7/18/38	607	739
[7]	Hellenic Republic	4.200%	1/30/42	213	253
[4,7]	Hellenic Republic	4.125%	6/15/54	752	853
					5,214
Iceland (0.3%)
[7]	Republic of Iceland	3.500%	3/21/34	1,730	2,030
Indonesia (0.2%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	197
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	800	812
[7]	Republic of Indonesia	1.450%	9/18/26	545	606
					1,615
Israel (0.2%)
[3]	State of Israel	5.375%	2/19/30	720	727
[3]	State of Israel	5.750%	3/12/54	520	466
					1,193
Italy (0.9%)
[3,4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	3,094
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,059	2,160
[3,4,7]	Republic of Italy	4.050%	10/30/37	1,289	1,509
					6,763
Ivory Coast (0.2%)
[3,7]	Ivory Coast Government Bond	5.875%	10/17/31	960	986
[3,4]	Ivory Coast Government Bond	8.075%	4/1/36	493	453
					1,439
Japan (0.5%)
[3,14]	Japan	0.400%	3/20/50	71,100	307
[3,14]	Japan	1.200%	6/20/53	112,450	565
[3,14]	Japan	2.200%	6/20/54	112,450	715
[3,4]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,970	1,996
					3,583
Kazakhstan (0.0%)
[3,4]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	281	282
Latvia (0.1%)
[3,4]	Republic of Latvia	5.125%	7/30/34	565	561
Lithuania (0.2%)
[3,7]	Republic of Lithuania	3.500%	7/3/31	1,528	1,775
Mexico (1.7%)
	Comision Federal de Electricidad	5.000%	9/29/36	199	174
	Petroleos Mexicanos	4.500%	1/23/26	170	166
	Petroleos Mexicanos	6.875%	8/4/26	560	553
	Petroleos Mexicanos	6.500%	3/13/27	1,910	1,867
	Petroleos Mexicanos	8.750%	6/2/29	1,200	1,180
	Petroleos Mexicanos	6.375%	1/23/45	781	516

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	4.750%	4/27/32	1,204	1,127
[3]	United Mexican States	4.875%	5/19/33	1,920	1,766
[3]	United Mexican States	6.875%	5/13/37	4,959	5,023
					12,372
Morocco (0.2%)
[3]	Kingdom of Morocco	2.375%	12/15/27	500	464
[3,4]	OCP SA	6.100%	4/30/30	1,107	1,108
					1,572
Oman (0.3%)
[3]	Oman Government Bond	4.750%	6/15/26	405	402
[3]	Oman Government Bond	6.750%	10/28/27	1,990	2,063
					2,465
Peru (0.3%)
[3]	Petroleos del Peru SA	4.750%	6/19/32	480	352
	Republic of Peru	2.844%	6/20/30	75	68
[3]	Republic of Peru	2.783%	1/23/31	2,000	1,774
					2,194
Philippines (0.1%)
[7]	Republic of the Philippines	3.625%	2/4/32	746	844
Poland (0.1%)
[3,4,15]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	995	1,017
Portugal (0.5%)
[3,4,7,8]	Portuguese Republic	3.375%	6/15/40	3,000	3,347
Serbia (0.3%)
[3,7]	Serbia International Bond	3.125%	5/15/27	460	515
[3,7]	Serbia International Bond	1.500%	6/26/29	1,500	1,521
					2,036
Slovakia (0.4%)
[7]	Slovakia Government Bond	3.750%	2/27/40	2,788	3,128
South Africa (0.1%)
[3,4]	Republic of South Africa	7.950%	11/19/54	480	434
South Korea (0.1%)
[3]	Korea Electric Power Corp.	5.375%	4/6/26	930	938
Spain (0.9%)
[7]	Adif Alta Velocidad	3.125%	1/31/30	1,700	1,957
[7]	Adif Alta Velocidad	3.625%	4/30/35	2,100	2,402
[7]	Junta de Andalucia	3.300%	4/30/35	1,900	2,150
					6,509
Supranational (0.8%)
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,608
	Corp. Andina de Fomento	5.000%	1/22/30	1,670	1,726
[3,7]	European Union	0.300%	11/4/50	3,495	1,883
[3,7]	European Union	0.700%	7/6/51	1,000	587
					5,804
Turkey (0.2%)
[3]	Republic of Turkiye	7.125%	2/12/32	1,446	1,411
[3]	Republic of Turkiye	4.875%	4/16/43	221	149
					1,560
United Kingdom (1.1%)
[9]	United Kingdom	1.625%	10/22/28	662	825
[9]	United Kingdom	0.500%	1/31/29	600	711
[9]	United Kingdom	4.125%	7/22/29	965	1,300
[9]	United Kingdom	0.375%	10/22/30	615	682
[9]	United Kingdom	4.500%	12/7/42	570	716
[9]	United Kingdom	1.500%	7/22/47	295	207
[9]	United Kingdom	3.750%	10/22/53	355	371
[9]	United Kingdom	4.375%	7/31/54	2,989	3,485
[9]	United Kingdom	3.500%	7/22/68	90	88
					8,385

Global Credit Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Uzbekistan (0.4%)
[4,7]	Republic of Uzbekistan International Bond		5.100%	2/25/29	2,720	3,131
Total Sovereign Bonds (Cost $127,481)						131,790
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $780)		6.574%	7/1/45	760	793
					Shares
Temporary Cash Investments (2.6%)
Money Market Fund (1.6%)
[16]	Vanguard Market Liquidity Fund		4.350%		116,025	11,601
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.0%)
[17]	United States Treasury Bill		3.931%	4/16/26	7,747	7,468
Total Temporary Cash Investments (Cost $19,063)						19,069
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	5-Year U.S. Treasury Note Futures Contracts (Cost $41)	5/2/25	128	$109.00	13,952	46
Total Investments (103.1%) (Cost $755,288)						763,901
Other Assets and Liabilities—Net (-3.1%)						(22,748)
Net Assets (100%)						741,153
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $15,489 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,481 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $82,125, representing 11.1% of net assets.
5	Face amount denominated in Australian dollars.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Guaranteed by the Republic of France.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Federal Republic of Germany.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Republic of Poland.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Securities with a value of $2,589 have been segregated as initial margin for open centrally cleared swap contracts.
3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	84	17,485	40
5-Year Government of Canada Bond	June 2025	83	6,968	44
10-Year Government of Canada Bond	June 2025	76	6,817	28
10-Year U.S. Treasury Note	June 2025	78	8,753	94
AUD 5-Year Treasury Bond	June 2025	5	298	6
Euro-Bobl	June 2025	113	15,314	34
Long Gilt	June 2025	30	3,739	45
Long U.S. Treasury Bond	June 2025	36	4,199	63
Ultra 10-Year U.S. Treasury Note	June 2025	95	10,900	71
				425

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(156)	(17,034)	(15)
10-Year Japanese Government Bond	June 2025	(8)	(7,870)	(141)
AUD 3-Year Treasury Bond	June 2025	(257)	(17,722)	(213)
AUD 10-Year Treasury Bond	June 2025	(87)	(6,407)	(156)
Euro-Bund	June 2025	(51)	(7,614)	(17)
Euro-Buxl	June 2025	(30)	(4,218)	(139)
Euro-OAT	June 2025	(21)	(2,989)	(105)
Euro-Schatz	June 2025	(53)	(6,459)	(4)
Mini 10-Year Japanese Government Bond	June 2025	(21)	(2,066)	(38)
Ultra Long U.S. Treasury Bond	June 2025	(91)	(11,014)	78
				(750)
				(325)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/2/25	AUD	61,936	USD	39,558	116	—
Toronto-Dominion Bank	5/2/25	AUD	175	USD	105	7	—
State Street Bank & Trust Co.	5/2/25	AUD	61	USD	39	—	—
Bank of America, N.A.	5/1/25	CAD	1,252	USD	905	3	—
Toronto-Dominion Bank	5/1/25	CAD	285	USD	203	4	—
Bank of America, N.A.	5/2/25	CAD	171	USD	124	—	—
BNP Paribas	5/1/25	CAD	127	USD	91	1	—
Standard Chartered Bank	5/1/25	CAD	113	USD	79	3	—
Toronto-Dominion Bank	5/2/25	CAD	52	USD	37	1	—
Standard Chartered Bank	5/2/25	CAD	31	USD	22	—	—
Wells Fargo Bank N.A.	6/3/25	CHF	36	USD	44	—	—
HSBC Bank plc	5/5/25	CHF	36	USD	41	3	—
State Street Bank & Trust Co.	5/5/25	EUR	173,600	USD	197,397	—	(698)
Citibank, N.A.	5/5/25	EUR	7,191	USD	8,159	—	(11)
Royal Bank of Canada	5/5/25	EUR	6,496	USD	7,378	—	(18)
State Street Bank & Trust Co.	5/2/25	EUR	2,717	USD	3,091	—	(14)
Canadian Imperial Bank of Commerce	5/5/25	EUR	2,015	USD	2,182	101	—
HSBC Bank plc	5/5/25	EUR	1,486	USD	1,691	—	(7)
Standard Chartered Bank	5/5/25	EUR	1,356	USD	1,519	18	—

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/5/25	EUR	844	USD	922	34	—
JPMorgan Chase Bank, N.A.	5/2/25	GBP	35,586	USD	47,539	—	(113)
Toronto-Dominion Bank	5/2/25	GBP	218	USD	286	5	—
Wells Fargo Bank N.A.	5/2/25	JPY	266,541	USD	1,866	—	(2)
State Street Bank & Trust Co.	6/18/25	JPY	153,140	USD	1,040	37	—
Canadian Imperial Bank of Commerce	5/2/25	JPY	16,126	USD	111	1	—
State Street Bank & Trust Co.	5/2/25	JPY	14,993	USD	105	—	—
Toronto-Dominion Bank	5/2/25	JPY	11,512	USD	81	—	—
Bank of America, N.A.	5/2/25	JPY	6,857	USD	49	—	(1)
JPMorgan Chase Bank, N.A.	5/2/25	JPY	4,681	USD	33	—	—
Canadian Imperial Bank of Commerce	5/2/25	JPY	4,635	USD	32	—	—
State Street Bank & Trust Co.	5/2/25	JPY	3,295	USD	23	—	—
Barclays Bank plc	5/5/25	MXN	3,264	USD	159	7	—
HSBC Bank plc	5/5/25	MXN	824	USD	42	—	—
Toronto-Dominion Bank	6/3/25	MXN	821	USD	42	—	—
JPMorgan Chase Bank, N.A.	6/3/25	USD	39,490	AUD	61,808	—	(115)
Standard Chartered Bank	5/2/25	USD	36,987	AUD	59,287	—	(989)
JPMorgan Chase Bank, N.A.	5/2/25	USD	1,493	AUD	2,388	—	(36)
HSBC Bank plc	5/2/25	USD	219	AUD	356	—	(9)
Toronto-Dominion Bank	5/2/25	USD	70	AUD	110	—	(1)
State Street Bank & Trust Co.	5/2/25	USD	19	AUD	31	—	(1)
Bank of America, N.A.	6/2/25	USD	1,031	CAD	1,423	—	(3)
UBS AG	5/1/25	USD	989	CAD	1,420	—	(41)
Standard Chartered Bank	5/2/25	USD	106	CAD	150	—	(3)
Standard Chartered Bank	5/1/25	USD	98	CAD	136	—	—
State Street Bank & Trust Co.	5/1/25	USD	96	CAD	132	—	—
Toronto-Dominion Bank	5/2/25	USD	74	CAD	104	—	(1)
Canadian Imperial Bank of Commerce	5/1/25	USD	64	CAD	90	—	(2)
State Street Bank & Trust Co.	6/18/25	USD	539	CHF	471	—	(35)
Wells Fargo Bank N.A.	5/5/25	USD	44	CHF	36	—	—
State Street Bank & Trust Co.	6/3/25	USD	203,433	EUR	178,598	703	—
HSBC Bank plc	5/5/25	USD	185,607	EUR	171,432	—	(8,635)
State Street Bank & Trust Co.	5/5/25	USD	8,795	EUR	7,996	—	(265)
Barclays Bank plc	5/5/25	USD	7,669	EUR	6,910	—	(160)
Toronto-Dominion Bank	5/5/25	USD	4,912	EUR	4,266	78	—
Toronto-Dominion Bank	5/2/25	USD	2,575	EUR	2,375	—	(115)
Barclays Bank plc	5/5/25	USD	1,496	EUR	1,312	10	—
Citibank, N.A.	5/5/25	USD	1,221	EUR	1,073	5	—
State Street Bank & Trust Co.	5/2/25	USD	370	EUR	342	—	(17)
JPMorgan Chase Bank, N.A.	6/3/25	USD	47,544	GBP	35,586	113	—
State Street Bank & Trust Co.	5/2/25	USD	45,407	GBP	35,109	—	(1,385)
Toronto-Dominion Bank	5/2/25	USD	508	GBP	385	—	(4)
State Street Bank & Trust Co.	5/2/25	USD	230	GBP	172	1	—
UBS AG	5/2/25	USD	178	GBP	139	—	(8)
Wells Fargo Bank N.A.	6/3/25	USD	1,873	JPY	266,541	2	—
Standard Chartered Bank	5/2/25	USD	1,497	JPY	223,227	—	(64)
JPMorgan Chase Bank, N.A.	5/2/25	USD	402	JPY	58,772	—	(9)
State Street Bank & Trust Co.	5/2/25	USD	185	JPY	27,201	—	(4)
JPMorgan Chase Bank, N.A.	5/2/25	USD	102	JPY	14,510	1	—
Standard Chartered Bank	5/2/25	USD	35	JPY	4,930	—	—
State Street Bank & Trust Co.	5/5/25	USD	166	MXN	3,267	—	(1)

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	5/5/25	USD	42	MXN	821	—	—
Toronto-Dominion Bank	6/18/25	GBP	285	SEK	3,713	—	(5)
						1,254	(12,772)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/20/30	USD	75,250	1.000	1,169	115
iTraxx Europe-S43-V1	6/20/30	EUR	34,800	1.000	650	137
						252

Credit Protection Purchased
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	1,307	(5.000)	(104)	14
						266
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Peru	6/20/30	BANA	590	(1.000)	—	(3)	3	—
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(8)	30	—	(38)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(8)	20	—	(28)
					(16)	47	3	(66)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $11 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	17,000[1]	4.003[2]	(4.410)[3]	(83)	(83)
9/11/26	N/A	8,500[1]	4.410[3]	(3.464)[2]	75	75
6/12/27	6/12/25[4]	1,273,330[5]	0.000[6]	(0.945)[2]	(49)	(49)

Global Credit Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/16/27	6/16/25[4]	1,274,860[5]	0.000[6]	(0.906)[2]	(42)	(41)
1/21/28	N/A	5,500[1]	4.106[2]	(4.410)[3]	108	108
1/21/30	N/A	3,500[1]	4.410[3]	(4.103)[2]	(110)	(112)
6/18/35	6/18/25[4]	1,800[7]	2.280[2]	(0.000)[8]	(1)	—
					(102)	(102)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $743,687)	752,300
Affiliated Issuers (Cost $11,601)	11,601
Total Investments in Securities	763,901
Investment in Vanguard	19
Foreign Currency, at Value (Cost $573)	574
Receivables for Investment Securities Sold	4,654
Receivables for Accrued Income	9,318
Receivables for Capital Shares Issued	1,314
Swap Premiums Paid	50
Variation Margin Receivable—Futures Contracts	87
Unrealized Appreciation—Forward Currency Contracts	1,254
Unrealized Appreciation—Over-the-Counter Swap Contracts	3
Total Assets	781,174
Liabilities
Due to Custodian	1,396
Payables for Investment Securities Purchased	25,131
Payables for Capital Shares Redeemed	540
Payables to Vanguard	77
Swap Premiums Received	3
Variation Margin Payable—Centrally Cleared Swap Contracts	36
Unrealized Depreciation—Forward Currency Contracts	12,772
Unrealized Depreciation—Over-the-Counter Swap Contracts	66
Total Liabilities	40,021
Net Assets	741,153
At April 30, 2025, net assets consisted of:

Paid-in Capital	764,612
Total Distributable Earnings (Loss)	(23,459)
Net Assets	741,153

Investor Shares—Net Assets
Applicable to 5,313,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,805
Net Asset Value Per Share—Investor Shares	$9.56

Admiral™ Shares—Net Assets
Applicable to 36,097,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	690,348
Net Asset Value Per Share—Admiral Shares	$19.12
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1,2]	15,526
Total Income	15,526
Expenses
The Vanguard Group—Note B
Investment Advisory Services	170
Management and Administrative—Investor Shares	61
Management and Administrative—Admiral Shares	520
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	24
Custodian Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	5
Shareholders’ Reports and Proxy Fees—Admiral Shares	14
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	837
Net Investment Income	14,689
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,235)
Futures Contracts	144
Options Purchased	(53)
Options Written	(24)
Swap Contracts	(882)
Forward Currency Contracts	11,047
Foreign Currencies	(361)
Realized Net Gain (Loss)	8,636
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	11,624
Futures Contracts	(81)
Options Purchased	7
Options Written	17
Swap Contracts	206
Forward Currency Contracts	(19,426)
Foreign Currencies	234
Change in Unrealized Appreciation (Depreciation)	(7,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,906
1	Interest is net of foreign withholding taxes of $24.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $205, $3, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,689	21,796
Realized Net Gain (Loss)	8,636	(2,778)
Change in Unrealized Appreciation (Depreciation)	(7,419)	31,244
Net Increase (Decrease) in Net Assets Resulting from Operations	15,906	50,262
Distributions
Investor Shares	(1,219)	(1,956)
Admiral Shares	(15,878)	(20,367)
Total Distributions	(17,097)	(22,323)
Capital Share Transactions
Investor Shares	5,378	4,888
Admiral Shares	133,897	260,002
Net Increase (Decrease) from Capital Share Transactions	139,275	264,890
Total Increase (Decrease)	138,084	292,829
Net Assets
Beginning of Period	603,069	310,240
End of Period	741,153	603,069
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.59	$8.89	$8.93	$11.02	$11.26	$11.09
Investment Operations
Net Investment Income[1]	.210	.417	.370	.214	.176	.231
Net Realized and Unrealized Gain (Loss) on Investments	.007	.707	(.044)	(1.956)	.059	.619
Total from Investment Operations	.217	1.124	.326	(1.742)	.235	.850
Distributions
Dividends from Net Investment Income	(.247)	(.424)	(.366)	(.182)	(.217)	(.338)
Distributions from Realized Capital Gains	—	—	—	(.166)	(.258)	(.342)
Total Distributions	(.247)	(.424)	(.366)	(.348)	(.475)	(.680)
Net Asset Value, End of Period	$9.56	$9.59	$8.89	$8.93	$11.02	$11.26
Total Return[2]	2.30%	12.76%	3.58%	-16.15%	2.07%	8.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$46	$38	$36	$46	$41
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%[3]	0.35%[3]	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	4.43%	4.40%	4.00%	2.14%	1.59%	2.11%
Portfolio Turnover Rate	103%	157%	178%[4]	124%	128%[4]	264%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.19	$17.79	$17.87	$22.04	$22.52	$22.19
Investment Operations
Net Investment Income[1]	.429	.855	.760	.449	.375	.485
Net Realized and Unrealized Gain (Loss) on Investments	.004	1.413	(.089)	(3.901)	.117	1.228
Total from Investment Operations	.433	2.268	.671	(3.452)	.492	1.713
Distributions
Dividends from Net Investment Income	(.503)	(.868)	(.751)	(.385)	(.456)	(.699)
Distributions from Realized Capital Gains	—	—	—	(.333)	(.516)	(.684)
Total Distributions	(.503)	(.868)	(.751)	(.718)	(.972)	(1.383)
Net Asset Value, End of Period	$19.12	$19.19	$17.79	$17.87	$22.04	$22.52
Total Return[2]	2.30%	12.88%	3.69%	-16.02%	2.18%	8.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$690	$558	$273	$228	$233	$221
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%[3]	0.25%[3]	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.53%	4.50%	4.12%	2.26%	1.69%	2.21%
Portfolio Turnover Rate	103%	157%	178%[4]	124%	128%[4]	264%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on

Global Credit Bond Fund
foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on foreign currency at April 30, 2025.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at April 30, 2025.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 11% and 11% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting

Global Credit Bond Fund
arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 124% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Global Credit Bond Fund
During the six months ended April 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 14% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 13% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	6	(4)	2	—	—	2
Barclays Bank plc	17	(198)	(181)	159	—	—
BNP Paribas	1	—	1	—	—	1
Canadian Imperial Bank of Commerce	102	(2)	100	—	—	100
Citibank, N.A.	5	(11)	(6)	—	11	—
HSBC Bank plc	3	(8,651)	(8,648)	11,982	—	—
JPMorgan Chase Bank, N.A.	264	(301)	(37)	53	—	—
Royal Bank of Canada	—	(18)	(18)	—	—	—
Standard Chartered Bank	21	(1,056)	(1,035)	1,190	—	—
State Street Bank & Trust Co.	741	(2,420)	(1,679)	2,042	—	—
Toronto-Dominion Bank	95	(126)	(31)	63	—	—
UBS AG	—	(49)	(49)	—	—	—
Wells Fargo Bank N.A.	2	(2)	—	—	—	—
Centrally Cleared Swaps Contracts	—	(36)	(36)	2,589	—	—
Exchange-Traded Futures Contracts	87	—	87	1,481	—	—
Exchange-Traded Options	46	—	46	—	—	—
Total	1,390	(12,874)	(11,484)	19,559	11	103
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Global Credit Bond Fund
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	103,072	—	103,072
Asset-Backed/Commercial Mortgage-Backed Securities	—	145	—	145
Corporate Bonds	—	508,867	—	508,867
Floating Rate Loan Interests	—	119	—	119
Sovereign Bonds	—	131,790	—	131,790
Taxable Municipal Bonds	—	793	—	793
Temporary Cash Investments	11,601	7,468	—	19,069
Options Purchased	46	—	—	46
Total	11,647	752,254	—	763,901

Derivative Financial Instruments
Assets
Futures Contracts[1]	503	—	—	503
Forward Currency Contracts	—	1,254	—	1,254
Swap Contracts	449[1]	3	—	452
Total	952	1,257	—	2,209
Liabilities
Futures Contracts[1]	(828)	—	—	(828)
Forward Currency Contracts	—	(12,772)	—	(12,772)
Swap Contracts	(285)[1]	(66)	—	(351)
Total	(1,113)	(12,838)	—	(13,951)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Credit Bond Fund
D.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	46	—	—	46
Swap Premiums Paid	—	—	50	50
Unrealized Appreciation—Futures Contracts[1]	503	—	—	503
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	183	—	266	449
Unrealized Appreciation—Forward Currency Contracts	—	1,254	—	1,254
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	3	3
Total Assets	732	1,254	319	2,305

Swap Premiums Received	—	—	(3)	(3)
Unrealized Depreciation—Futures Contracts[1]	(828)	—	—	(828)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(285)	—	—	(285)
Unrealized Depreciation—Forward Currency Contracts	—	(12,772)	—	(12,772)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(66)	(66)
Total Liabilities	(1,113)	(12,772)	(69)	(13,954)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	144	—	—	144
Options Purchased	(29)	(9)	(15)	(53)
Options Written	(24)	—	—	(24)
Swap Contracts	(143)	—	(739)	(882)
Forward Currency Contracts	—	11,047	—	11,047
Realized Net Gain (Loss) on Derivatives	(52)	11,038	(754)	10,232

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(81)	—	—	(81)
Options Purchased	5	(4)	6	7
Options Written	17	—	—	17
Swap Contracts	(132)	—	338	206
Forward Currency Contracts	—	(19,426)	—	(19,426)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(191)	(19,430)	344	(19,277)
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	755,358
Gross Unrealized Appreciation	22,361
Gross Unrealized Depreciation	(25,513)
Net Unrealized Appreciation (Depreciation)	(3,152)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $24,407,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2025, the fund purchased $548,355,000 of investment securities and sold $473,503,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $273,507,000 and $187,242,000, respectively.

Global Credit Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,440	1,197	19,489	2,066
Issued in Lieu of Cash Distributions	990	105	1,587	167
Redeemed	(7,052)	(738)	(16,188)	(1,715)
Net Increase (Decrease)—Investor Shares	5,378	564	4,888	518
Admiral Shares
Issued	186,299	9,787	322,335	17,025
Issued in Lieu of Cash Distributions	12,722	671	15,636	822
Redeemed	(65,124)	(3,418)	(77,969)	(4,116)
Net Increase (Decrease)—Admiral Shares	133,897	7,040	260,002	13,731
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q20252 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Charlotte Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	207,768,507,191	3,766,630,022	N/A	N/A
Mark Loughridge	205,992,071,126	5,543,066,086	N/A	N/A
Scott C. Malpass	206,166,685,872	5,368,451,340	N/A	N/A
John Murphy	207,748,398,623	3,786,738,589	N/A	N/A
Lubos Pastor	207,778,028,893	3,757,108,319	N/A	N/A
Rebecca Patterson	207,874,139,134	3,660,998,078	N/A	N/A
André F. Perold	206,287,852,815	5,247,284,397	N/A	N/A
Salim Ramji	206,292,335,353	5,242,801,859	N/A	N/A
Sarah Bloom Raskin	206,252,844,667	5,282,292,546	N/A	N/A
Grant Reid	207,738,459,498	3,796,677,714	N/A	N/A
David Thomas	207,690,816,479	3,844,320,733	N/A	N/A
Barbara Venneman	207,849,027,717	3,686,109,495	N/A	N/A
Peter F. Volanakis	206,022,341,660	5,512,795,553	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Global Credit Bond Fund

The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.